PUTNAM HARTFORD CAPITAL MANAGER,
PUTNAM HARTFORD CAPITAL ACCESS II, AND
PUTNAM HARTFORD CAPITAL MANAGER PLUS
SEPARATE ACCOUNT TEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes three separate variable annuity contracts:

- Putnam Hartford Capital Manager,

- Putnam Hartford Capital Access II, and

- Putnam Hartford Capital Manager Plus.

This prospectus contains information you should know before you purchase one of these variable annuities. Please read it carefully.

Putnam Hartford Capital Manager variable annuity, Putnam Hartford Capital Access II variable annuity, and Putnam Hartford Capital Manager Plus variable annuity are each contracts between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date.

If you purchase Putnam Hartford Capital Manager Plus, each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for Putnam Hartford Capital Manager Plus may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

These Contracts are flexible premium, tax-deferred, variable annuities offered to both individuals and groups. They are:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

When you purchase one of these Contracts, you allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. These Contracts offer you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. If you select Putnam Hartford Capital Manager, you allocate your assets to Class IA shares of the underlying Funds. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, you allocate your assets to Class IB shares of the underlying Funds. The differences between Class IA and Class IB shares are described in more detail in the Funds' prospectuses. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Technology Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases either
  Class IA or Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

- PUTNAM VOYAGER FUND II SUB-ACCOUNT which purchases either Class IA or Class IB shares of Putnam VT Voyager Fund II of Putnam Variable Trust

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy one of these Contracts, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about these Contracts and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

These Contracts ARE NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

These Contracts may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2002

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       13
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     16
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    16
----------------------------------------------------------------------
  The Separate Account                                           17
----------------------------------------------------------------------
  The Funds                                                      17
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  19
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   20
----------------------------------------------------------------------
THE CONTRACTS                                                    21
----------------------------------------------------------------------
  Purchases and Contract Value                                   21
----------------------------------------------------------------------
  Charges and Fees                                               24
----------------------------------------------------------------------
  Death Benefits                                                 27
----------------------------------------------------------------------
  Surrenders                                                     32
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  34
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         36
----------------------------------------------------------------------
OTHER INFORMATION                                                37
----------------------------------------------------------------------
  Legal Matters                                                  37
----------------------------------------------------------------------
  More Information                                               37
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       38
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         42
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          43
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               46
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         51
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract that you have purchased and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: This is part of our General Account. You may allocate all or a portion of your Contract Value to the Fixed Accumulation Feature. In your Contract, the Fixed Accumulation Feature may be defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in this prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: If you purchase Putnam Hartford Capital Manager Plus, an amount that Hartford credits your Contract Value at the time a Premium Payment is made. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Annuity.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PUTNAM HARTFORD CAPITAL ACCESS II: With this variable annuity contract, you don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge if you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and depends on the length of time the Premium Payment has been in your Contract. Each Premium Payment you make has a separate Contingent Deferred Sales Charge schedule.

PUTNAM HARTFORD CAPITAL MANAGER: With this variable annuity contract, you don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and depends on the length of time the Premium Payment has been in your Contract. Each Premium Payment you make has a separate Contingent Deferred Sales Charge schedule.

PUTNAM HARTFORD CAPITAL MANAGER PLUS: With this variable annuity contract, we credit your Contract Value with a Payment Enhancement each time you make a Premium Payment. However, this variable annuity contract has a higher mortality and expense risk charge and a higher Contingent Deferred Sales Charge than Putnam Hartford Capital Manager.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLE

The fees and expenses you pay are determined by which Contract you select. These fees and expenses are described in the tables below for each Contract described in this prospectus.

                 IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER:

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     6%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    1.75%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                IF YOU SELECT PUTNAM HARTFORD CAPITAL ACCESS II:

---------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     4%
---------------------------------------------------------------------
    Fourth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.70%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.05%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

              IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER PLUS:

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.65%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.00%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

The next table describes fees and expenses charged by the underlying Funds for the Contracts. These fees and charges will be determined by whether the Contract you select offers Class IA or Class IB shares of the Funds. Putnam Hartford Capital Manager offers Class IA shares, and Putnam Hartford Capital Access II and Putnam Hartford Capital Manager Plus offer Class IB shares.

                         Annual Fund Operating Expenses
                        As of the Fund's Year Fiscal End
                    (As a percentage of average net assets)

                                                                           TOTAL ANNUAL                         TOTAL ANNUAL
                                                                          FUND OPERATING                       FUND OPERATING
                                                                           EXPENSES FOR                         EXPENSES FOR
                                                 MANAGEMENT    OTHER     CLASS IA SHARES                      CLASS IB SHARES
                                                    FEES      EXPENSES   OF THE FUND (1)    12B-1 FEES (2)    OF THE FUND (3)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund          0.65%        0.12%          0.77%              0.25%              1.02%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                 0.80%        0.33%          1.13%              0.25%              1.38%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                0.65%        0.70%          1.35%              0.25%              1.60%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                  0.68%        0.11%          0.79%              0.25%              1.04%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston         0.65%        0.11%          0.76%              0.25%              1.01%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund             0.67%        0.17%          0.84%              0.25%              1.09%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                       0.71%        0.11%          0.82%              0.25%              1.07%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                   0.46%        0.05%          0.51%              0.25%              0.76%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                0.70%        0.15%          0.85%              0.25%              1.10%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                     0.70%        0.09%          0.79%              0.25%              1.04%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                          0.67%        0.09%          0.76%              0.25%              1.01%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                              0.60%        0.08%          0.68%              0.25%              0.93%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                0.76%        0.18%          0.94%              0.25%              1.19%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund     0.80%        0.18%          0.98%              0.25%              1.23%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund     1.00%        0.24%          1.24%              0.25%              1.49%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                           0.60%        0.06%          0.66%              0.25%              0.91%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                        0.40%        0.05%          0.45%              0.25%              0.70%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                   0.54%        0.05%          0.59%              0.25%              0.84%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                           0.70%        0.09%          0.79%              0.25%              1.04%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund               0.70%        0.15%          0.85%              0.25%              1.10%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                            0.65%        0.09%          0.74%              0.25%              0.99%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                     0.80%        0.14%          0.94%              0.25%              1.19%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund                          1.00%        0.45%          1.45%              0.25%              1.70%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund         0.66%        0.07%          0.73%              0.25%              0.98%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                               0.61%        0.06%          0.67%              0.25%              0.92%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                             0.53%        0.04%          0.57%              0.25%              0.82%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                          0.70%        0.92%          1.62%              0.25%              1.87%
------------------------------------------------------------------------------------------------------------------------------

(1) Total Annual Fund Operating Expenses for Class IA shares of the Funds do not include 12b-1 Fees.

(2) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

(3) Total Annual Fund Operating Expenses for Class IB shares of the Funds include 12b-1 Fees.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next set of tables shows examples to illustrate expenses you would pay on a $1,000 investment in a Contract. These expenses are determined by which Contract you select. Please see the applicable Example below for the Contract you select.

EXAMPLE

PUTNAM HARTFORD CAPITAL MANAGER

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                    If you Surrender your Contract:      If you annuitize your Contract:    If you do not Surrender your Contract:
SUB-ACCOUNT       1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Putnam American
  Government
  Income            $87     $137     $178      $296      $26     $ 81     $139      $295       $27      $ 82      $139      $296
----------------------------------------------------------------------------------------------------------------------------------
Putnam Asia
  Pacific Growth    $91     $147     $196      $331      $30     $ 92     $157      $330       $30      $ 93      $158      $331
----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation      $93     $154     $206      $352      $32     $ 99     $168      $351       $33      $ 99      $168      $352
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  Diversified
  Income            $88     $137     $179      $298      $26     $ 81     $140      $297       $27      $ 82      $140      $298
----------------------------------------------------------------------------------------------------------------------------------
Putnam The
  George Putnam
  Fund of Boston    $87     $137     $178      $295      $26     $ 81     $138      $294       $26      $ 81      $139      $295
----------------------------------------------------------------------------------------------------------------------------------
Putnam Global
  Asset
  Allocation        $88     $139     $182      $303      $27     $ 83     $142      $302       $27      $ 84      $143      $303
----------------------------------------------------------------------------------------------------------------------------------
Putnam Global
  Growth            $88     $138     $181      $301      $26     $ 82     $141      $300       $27      $ 83      $142      $301
----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
  and Income        $85     $129     $165      $269      $23     $ 73     $125      $268       $24      $ 74      $126      $269
----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
  Opportunities     $88     $139     $182      $304      $27     $ 83     $143      $303       $27      $ 84      $143      $304
----------------------------------------------------------------------------------------------------------------------------------
Putnam Health
  Sciences          $88     $137     $179      $298      $26     $ 81     $140      $297       $27      $ 82      $140      $298
----------------------------------------------------------------------------------------------------------------------------------
Putnam High
  Yield             $87     $137     $178      $295      $26     $ 81     $138      $294       $26      $ 81      $139      $295
----------------------------------------------------------------------------------------------------------------------------------
Putnam Income       $87     $134     $174      $287      $25     $ 78     $134      $286       $26      $ 79      $135      $287
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  Growth            $89     $142     $187      $313      $28     $ 86     $147      $312       $28      $ 87      $148      $313
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  Growth and
  Income            $90     $143     $188      $317      $28     $ 87     $149      $316       $29      $ 88      $150      $317
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  New
  Opportunities     $92     $151     $201      $342      $31     $ 95     $162      $341       $31      $ 96      $163      $342
----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors    $86     $134     $173      $285      $25     $ 77     $133      $284       $25      $ 78      $134      $285
----------------------------------------------------------------------------------------------------------------------------------
Putnam Money
  Market            $84     $127     $162      $263      $23     $ 71     $122      $262       $23      $ 72      $123      $263
----------------------------------------------------------------------------------------------------------------------------------
Putnam New
  Opportunities     $86     $132     $169      $278      $24     $ 75     $129      $277       $25      $ 76      $130      $278
----------------------------------------------------------------------------------------------------------------------------------
Putnam New Value    $88     $137     $179      $298      $26     $ 81     $140      $297       $27      $ 82      $140      $298
----------------------------------------------------------------------------------------------------------------------------------
Putnam OTC &
  Emerging
  Growth            $88     $139     $182      $304      $27     $ 83     $143      $303       $27      $ 84      $143      $304
----------------------------------------------------------------------------------------------------------------------------------
Putnam Research     $87     $136     $177      $293      $26     $ 80     $137      $292       $26      $ 81      $138      $293
----------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap
  Value             $89     $142     $187      $313      $28     $ 86     $147      $312       $28      $ 87      $148      $313
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  Technology        $94     $157     $211      $362      $33     $102     $173      $361       $34      $102      $173      $362
----------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities
  Growth and
  Income            $87     $136     $176      $292      $25     $ 80     $136      $291       $26      $ 80      $137      $292
----------------------------------------------------------------------------------------------------------------------------------
Putnam Vista        $86     $134     $173      $286      $25     $ 78     $133      $285       $26      $ 79      $134      $286
----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager      $85     $131     $168      $276      $24     $ 75     $128      $275       $25      $ 76      $129      $276
----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II           $96     $162     $219      $377      $35     $107     $181      $377       $35      $107      $182      $377
----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

EXAMPLE

PUTNAM HARTFORD CAPITAL ACCESS II

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                    If you Surrender your Contract:      If you annuitize your Contract:    If you do not Surrender your Contract:
SUB-ACCOUNT       1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Putnam American
  Government
  Income            $87     $137     $167      $349      $31     $ 98     $166      $348       $32      $ 98      $167      $349
----------------------------------------------------------------------------------------------------------------------------------
Putnam Asia
  Pacific Growth    $91     $147     $185      $383      $35     $109     $184      $382       $36      $109      $185      $383
----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation      $93     $154     $195      $403      $37     $115     $195      $402       $38      $116      $195      $403
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  Diversified
  Income            $88     $137     $168      $351      $32     $ 98     $167      $350       $32      $ 99      $168      $351
----------------------------------------------------------------------------------------------------------------------------------
Putnam The
  George Putnam
  Fund of Boston    $87     $136     $167      $348      $31     $ 97     $166      $348       $32      $ 98      $167      $348
----------------------------------------------------------------------------------------------------------------------------------
Putnam Global
  Asset
  Allocation        $88     $139     $170      $356      $32     $100     $170      $355       $33      $101      $170      $356
----------------------------------------------------------------------------------------------------------------------------------
Putnam Global
  Growth            $88     $138     $169      $354      $32     $ 99     $169      $353       $33      $100      $169      $354
----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
  and Income        $85     $129     $154      $324      $29     $ 90     $153      $324       $30      $ 91      $154      $324
----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
  Opportunities     $88     $139     $171      $357      $32     $100     $170      $356       $33      $101      $171      $357
----------------------------------------------------------------------------------------------------------------------------------
Putnam Health
  Sciences          $88     $137     $168      $351      $32     $ 98     $167      $350       $32      $ 99      $168      $351
----------------------------------------------------------------------------------------------------------------------------------
Putnam High
  Yield             $87     $136     $167      $348      $31     $ 97     $166      $348       $32      $ 98      $167      $348
----------------------------------------------------------------------------------------------------------------------------------
Putnam Income       $87     $134     $163      $341      $31     $ 95     $162      $340       $31      $ 96      $163      $341
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  Growth            $89     $142     $175      $365      $33     $103     $175      $364       $34      $104      $175      $365
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  Growth and
  Income            $90     $143     $177      $369      $34     $104     $177      $368       $34      $105      $177      $369
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  New
  Opportunities     $92     $151     $190      $393      $36     $112     $189      $392       $37      $113      $190      $393
----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors    $86     $134     $162      $339      $30     $ 94     $161      $338       $31      $ 95      $162      $339
----------------------------------------------------------------------------------------------------------------------------------
Putnam Money
  Market            $84     $127     $151      $319      $28     $ 88     $150      $318       $29      $ 89      $151      $319
----------------------------------------------------------------------------------------------------------------------------------
Putnam New
  Opportunities     $86     $131     $158      $332      $30     $ 92     $157      $331       $30      $ 93      $158      $332
----------------------------------------------------------------------------------------------------------------------------------
Putnam New Value    $88     $137     $168      $351      $32     $ 98     $167      $350       $32      $ 99      $168      $351
----------------------------------------------------------------------------------------------------------------------------------
Putnam OTC &
  Emerging
  Growth            $88     $139     $171      $357      $32     $100     $170      $356       $33      $101      $171      $357
----------------------------------------------------------------------------------------------------------------------------------
Putnam Research     $87     $136     $166      $347      $31     $ 97     $165      $346       $32      $ 98      $166      $347
----------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap
  Value             $89     $142     $175      $365      $33     $103     $175      $364       $34      $104      $175      $365
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  Technology        $94     $157     $200      $412      $38     $118     $200      $411       $39      $119      $200      $412
----------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities
  Growth and
  Income            $87     $136     $165      $346      $31     $ 96     $164      $345       $32      $ 97      $165      $346
----------------------------------------------------------------------------------------------------------------------------------
Putnam Vista        $86     $134     $162      $340      $30     $ 95     $161      $339       $31      $ 95      $162      $340
----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager      $85     $131     $157      $330      $29     $ 92     $156      $329       $30      $ 92      $157      $330
----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II           $96     $162     $208      $427      $40     $123     $208      $426       $41      $124      $208      $427
----------------------------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

PUTNAM HARTFORD CAPITAL MANAGER PLUS

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                    If you Surrender your Contract:      If you annuitize your Contract:    If you do not Surrender your Contract:
SUB-ACCOUNT       1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Putnam American
  Government
  Income           $109     $179     $239      $355      $62     $ 99     $169      $354       $33      $100      $169      $355
----------------------------------------------------------------------------------------------------------------------------------
Putnam Asia
  Pacific Growth   $113     $190     $258      $390      $66     $110     $187      $389       $36      $111      $188      $390
----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation     $115     $196     $269      $410      $68     $117     $198      $409       $39      $118      $199      $410
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  Diversified
  Income           $109     $180     $240      $357      $62     $100     $170      $356       $33      $100      $170      $357
----------------------------------------------------------------------------------------------------------------------------------
Putnam The
  George Putnam
  Fund of Boston   $109     $179     $239      $354      $62     $ 99     $168      $353       $33      $100      $169      $354
----------------------------------------------------------------------------------------------------------------------------------
Putnam Global
  Asset
  Allocation       $110     $181     $243      $362      $63     $101     $172      $361       $33      $102      $173      $362
----------------------------------------------------------------------------------------------------------------------------------
Putnam Global
  Growth           $109     $181     $242      $360      $62     $101     $171      $359       $33      $101      $172      $360
----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
  and Income       $106     $171     $226      $329      $59     $ 91     $155      $328       $30      $ 92      $156      $329
----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
  Opportunities    $110     $181     $244      $363      $63     $102     $173      $362       $34      $102      $174      $363
----------------------------------------------------------------------------------------------------------------------------------
Putnam Health
  Sciences         $109     $180     $240      $357      $62     $100     $170      $356       $33      $100      $170      $357
----------------------------------------------------------------------------------------------------------------------------------
Putnam High
  Yield            $109     $179     $239      $354      $62     $ 99     $168      $353       $33      $100      $169      $354
----------------------------------------------------------------------------------------------------------------------------------
Putnam Income      $108     $176     $235      $346      $61     $ 96     $164      $345       $32      $ 97      $165      $346
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  Growth           $111     $184     $248      $372      $64     $104     $177      $371       $34      $105      $178      $372
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  Growth and
  Income           $111     $185     $250      $375      $64     $106     $179      $374       $35      $106      $180      $375
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  International
  New
  Opportunities    $114     $193     $263      $400      $67     $114     $192      $399       $38      $114      $193      $400
----------------------------------------------------------------------------------------------------------------------------------
Putnam Investors   $108     $176     $234      $344      $61     $ 96     $163      $343       $32      $ 96      $164      $344
----------------------------------------------------------------------------------------------------------------------------------
Putnam Money
  Market           $105     $170     $223      $323      $59     $ 89     $152      $322       $29      $ 90      $153      $323
----------------------------------------------------------------------------------------------------------------------------------
Putnam New
  Opportunities    $107     $174     $230      $337      $60     $ 93     $159      $336       $31      $ 94      $160      $337
----------------------------------------------------------------------------------------------------------------------------------
Putnam New Value   $109     $180     $240      $357      $62     $100     $170      $356       $33      $100      $170      $357
----------------------------------------------------------------------------------------------------------------------------------
Putnam OTC &
  Emerging
  Growth           $110     $181     $244      $363      $63     $102     $173      $362       $34      $102      $174      $363
----------------------------------------------------------------------------------------------------------------------------------
Putnam Research    $108     $178     $238      $352      $62     $ 98     $167      $351       $32      $ 99      $168      $352
----------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap
  Value            $111     $184     $248      $372      $64     $104     $177      $371       $34      $105      $178      $372
----------------------------------------------------------------------------------------------------------------------------------
Putnam
  Technology       $116     $199     $274      $419      $69     $120     $203      $419       $40      $121      $204      $419
----------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities
  Growth and
  Income           $108     $178     $237      $351      $61     $ 98     $167      $350       $32      $ 99      $167      $351
----------------------------------------------------------------------------------------------------------------------------------
Putnam Vista       $108     $176     $234      $345      $61     $ 96     $163      $344       $32      $ 97      $164      $345
----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager     $107     $173     $229      $335      $60     $ 93     $158      $334       $31      $ 94      $159      $335
----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II          $118     $204     $282      $435      $71     $125     $211      $434       $42      $126      $212      $435
----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE ONE OF THESE CONTRACTS?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. If you select Putnam Hartford Capital Manager your first Premium Payment must be at least $1,000. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, your first Premium Payment in most cases must be at least $10,000. Your subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase Program-Registered Trademark- or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You will not have to pay a Contingent Deferred Sales Charge during this time. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation. If you cancel Putnam Hartford Capital Manager Plus, we will take back the Payment Enhancement credited to your Contract Value.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase any of these Contracts.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract. The percentage used to calculate the Contingent Deferred Sales Charge is determined by the variable annuity you purchase.

IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER, THE PERCENTAGE IS EQUAL TO:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
         1 year                   7%
----------------------------------------------
         2 years                  6%
----------------------------------------------
         3 years                  6%
----------------------------------------------
         4 years                  5%
----------------------------------------------
         5 years                  4%
----------------------------------------------
         6 years                  3%
----------------------------------------------
         7 years                  2%
----------------------------------------------
     8 years or more              0%
----------------------------------------------

IF YOU SELECT PUTNAM HARTFORD CAPITAL ACCESS II, THE PERCENTAGE IS EQUAL TO:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
            1                     6%
----------------------------------------------
            2                     5%
----------------------------------------------
            3                     4%
----------------------------------------------
        4 or more                 0%
----------------------------------------------

IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER PLUS, THE PERCENTAGE IS EQUAL TO:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
         1 year                   8%
----------------------------------------------
         2 years                  8%
----------------------------------------------
         3 years                  8%
----------------------------------------------
         4 years                  8%
----------------------------------------------
         5 years                  7%
----------------------------------------------
         6 years                  6%
----------------------------------------------
         7 years                  5%
----------------------------------------------
     8 years or more              0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than the Contingent Deferred Sales Charge period.

x Payment Enhancements or earnings, if you purchase Putnam Hartford Capital Manager Plus

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three other types of charges each year.

 - The first type of charge is the fee you pay for insurance. This charge is a mortality and expense risk charge that is subtracted daily.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If you select Putnam Hartford Capital Manager, the mortality and expense risk charge is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

If you select Putnam Hartford Capital Access II, the mortality and expense risk charge is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

If you select Putnam Hartford Capital Manager Plus, the mortality and expense risk charge is equal to an annual charge or 1.50% of your Contract Value invested in the Funds.

 -  The second type of charge is the fee you pay for the Separate Account:
If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Plus, this charge is an administrative charge of .15% of the Contract Values held in the Separate Account. If you select Putnam Hartford Capital Access II, this charge is an administrative charge of 0.20% of the Contract Values held in the Separate Account.

 - The third type of charge is the fee you pay for the Funds. The Class IB Shares available with the Putnam Hartford Capital Access II and Putnam Hartford Capital Manager Plus include a 0.25% 12b-1 fee.

Fund charges are deducted daily based on the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elected the Optional Death Benefit, you will also pay a charge that is deducted daily until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options.

x You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

x You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

 - The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

 - The Contract Value of your Contract. If you select Putnam Hartford Capital Manager Plus, your Contract Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

 - Your Maximum Anniversary Value, which is described below. If you select Putnam Hartford Capital Manager Plus, your Maximum Anniversary Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  the Contract Value of your Contract;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

 -  your Maximum Anniversary Value; or

 - your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Access II and if you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital
Access II, your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

If you select Putnam Hartford Capital Manager Plus, and if you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you select Putnam Hartford Capital Manager Plus, your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options:

- Life Annuity

- Life Annuity with Cash Refund

- Life Annuity with Payments for a Period Certain

- Joint and Last Survivor Life Annuity

- Joint and Last Survivor Life Annuity with Payments for a Period Certain, and

- Payments For a Period Certain.

We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHAT ARE THE PRIMARY DIFFERENCES BETWEEN THE CONTRACTS?

This table highlights the chief differences between the Contracts:

                              PUTNAM HARTFORD              PUTNAM HARTFORD              PUTNAM HARTFORD
                              CAPITAL MANAGER             CAPITAL ACCESS II          CAPITAL MANAGER PLUS
MINIMUM PURCHASE        $1,000                       $10,000                      $10,000
AMOUNT
CLASS OF SHARES OF      Class IA                     Class IB which includes a    Class IB which includes a
FUNDS                                                0.25% 12b-1 fee              0.25% 12b-1 fee
FIXED ACCUMULATION      Yes                          Yes                          Yes
FEATURE
SALES CHARGE            No                           No                           No
CONTINGENT DEFERRED     Year            Charge       Year            Charge       Year            Charge
SALES CHARGE            1               7%           1               6%           1               8%
                        2               6%           2               5%           2               8%
                        3               6%           3               4%           3               8%
                        4               5%           4               0%           4               8%
                        5               4%                                        5               7%
                        6               3%                                        6               6%
                        7               2%                                        7               5%
                        8               0%                                        8               0%
ANNUAL MAINTENANCE FEE  $30 each Contract            $30 each Contract            $30 each Contract
                        Anniversary or upon          Anniversary or upon          Anniversary or upon
                        Surrender if Contract Value  Surrender if Contract Value  Surrender if Contract Value
                        is less than $50,000         is less than $50,000         is less than $50,000
MORTALITY AND EXPENSE   1.25% of Sub-Account Value   1.50% of Sub-Account Value   1.50% of Sub-Account Value
RISK CHARGE
ADMINISTRATIVE CHARGE   0.15% of Sub-Account Value   0.20% of Sub-Account Value   0.15% of Sub-Account Value
OPTIONAL DEATH BENEFIT  0.15% of Sub-Account Value   0.15% of Sub-Account Value   0.15% of Sub-Account Value
                        until annuitization          until annuitization          until annuitization
EARNINGS PROTECTION     0.20% of Sub-Account Value   0.20% of Sub-Account Value   0.20% of Sub-Account Value
BENEFIT                 until annuitization          until annuitization          until annuitization
ANNUAL WITHDRAWAL       15% of the Premium Payments  10% of the Premium Payments  10% of the Premium Payments
AMOUNT                  each Contract Year without   each Contract Year without   each Contract Year without
                        a Contingent Deferred Sales  a Contingent Deferred Sales  a Contingent Deferred Sales
                        Charge                       Charge                       Charge

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              9/26/01         A+      Financial strength
---------------------------------------------------------------------------
 Standard & Poor's          9/20/01        AA       Financial security
                                                    characteristics
---------------------------------------------------------------------------
 Fitch                      9/21/01        AA+      Claims paying ability
---------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of Separate Account under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). The shares of each Fund have been divided into Class IA and Class IB. If you purchase Putnam Hartford Capital Manager, the Sub-Accounts you choose purchase Class IA shares of Putnam Variable Trust. If you purchase Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, the Sub-Accounts you choose purchase Class IB shares of Putnam Variable Trust. Class IB shares include a 0.25% 12b-1 fee.

Putnam Investment Management, LLC ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

Regardless of class of shares, the investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund seeks its goal by investing 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 85% of its net assets in common stocks of Asian or Pacific Basin companies.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital. The fund seeks its goal by investing in multi-sector bonds.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of value stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund seeks its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies worldwide with a focus on growth stocks.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund seeks its goal by investing in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks of U.S. companies in the health sciences industries with a focus on growth stocks.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund seeks its goal by investing at

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
least 80% in U.S. corporate rated below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund seeks its goal by investing at least 80% in U.S. corporate bonds and governments worldwide that are either investment-grade or below investment grade (junk bonds) and that have intermediate to long-term maturities (three years or longer.)

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on value stocks.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in common stocks traded in the over-the-counter "OTC" market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies that we think have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in securities of companies that derive at least 50% of their assets in revenues or profits from the technology industries.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund seeks its goal by investing at least 80% of its net assets in a combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT VOYAGER FUND II -- Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning Sub-Accounts offered by each of the Contracts. Performance information will be different for each of the Contracts to the extent their charges and fees are different. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Sub-Account for one, five, and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes the Optional Death Benefit has not been elected.

The Separate Account may also advertise non-standardized total returns that predate the inception of the Separate Account. These non-standard total returns are calculated by assuming that the Sub-Accounts have been in existence for the same time periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

You may allocate some or all of your Premium Payments, Payment Enhancements or Contract Values to the Fixed Accumulation Feature. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------
instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult with your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACTS
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing a Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section
"4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information about Death Benefits and IRAs."

There are two versions of each Contract described in this prospectus. Series VI of Putnam Hartford Capital Manager, Series I of Putnam Hartford Capital Access II, and Series I of Putnam Hartford Capital Manager Plus each were sold before May 1, 2002. Series VIR of Putnam Hartford Capital Manager, Series IR of Putnam Hartford Capital Access II, and Series IR of Putnam Hartford Capital Manager Plus are each sold on or after May 1, 2002, or the date your state approved the new series for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. If you select Putnam Hartford Capital Manager, the minimum initial Premium Payment is $1,000. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, the minimum initial Premium Payment in most cases is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

If you select Putnam Hartford Capital Access II, you and your Annuitant must not be older than age 90 on the date that your Contract is issued.

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Plus, you and your Annuitant must not be older than age 85 on the date that your Contract is issued.

If you selected Putnam Hartford Capital Manager, for Contracts issued in Oregon, Premium Payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent Premium Payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If you selected Putnam Hartford Capital Access II, for Contracts issued in
Massachusetts, Premium Payments are accepted until the later of age 67 or the seventh Contract Anniversary. For Contracts issued in Oregon, Premium Payments are accepted for the first seven Contract years only.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS IN PUTNAM HARTFORD CAPITAL MANAGER PLUS?

If you select Putnam Hartford Capital Manager Plus, each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

- 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000

- 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than Putnam Hartford Capital Manager Plus. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS IN PUTNAM HARTFORD CAPITAL MANAGER PLUS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS IN PUTNAM HARTFORD CAPITAL MANAGER PLUS ALWAYS BENEFIT
ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase the Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although the Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------
some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. If you select Putnam Hartford Capital Manager Plus, Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments, and Payment Enhancements if you select Putnam Hartford Capital Manager Plus, are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments and any Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge applicable to your Contract adjusted for the number of days in the period, and any other applicable charge, including the Optional Death Benefit charge if elected.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Calculation Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND ELECTRONIC TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 521-0538.

- Electronically, if available, by the Internet through our website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

Your charges and fees will be determined by whether you purchase Putnam Hartford Capital Manager, Putnam Hartford Capital Access II, or Putnam Hartford Capital Manager Plus.

CONTINGENT DEFERRED SALES CHARGE

You may have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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and how long your Premium Payments have been in the Contract. Each Premium
Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is determined by the variable annuity you purchase.

IF YOU SELECT THE PUTNAM HARTFORD CAPITAL MANAGER, THE PERCENTAGE IS EQUAL TO:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   7%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   6%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

IF YOU SELECT PUTNAM HARTFORD CAPITAL ACCESS II, THE PERCENTAGE IS EQUAL TO:

  NUMBER OF YEARS FROM     CONTINGENT DEFERRED
     PREMIUM PAYMENT          SALES CHARGE
----------------------------------------------
            1                     6%
----------------------------------------------
            2                     5%
----------------------------------------------
            3                     4%
----------------------------------------------
        4 or more                 0%
----------------------------------------------

IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER PLUS, THE PERCENTAGE IS EQUAL TO:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

IF YOU PURCHASE PUTNAM HARTFORD CAPITAL MANAGER PLUS IN OREGON, THE PERCENTAGE IS EQUAL TO:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

________________________________________________________________________________

For example, assume you purchased Putnam Hartford Capital Manager Plus and made an Initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.
________________________________________________________________________________

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT --  During the Contingent Deferred Sales Charge
  period from each Premium Payment, you may, each Contract Year, take partial Surrenders up to an Annual Withdrawal Amount, which is a percentage of the total Premium Payments. If you select Putnam Hartford Capital Manager, the Annual Withdrawal Amount is 15% of total Premium Payments. If you select
  Putnam Hartford Capital Manager Plus or Putnam Hartford Capital Access II, the Annual Withdrawal Amount is 10% of total Premium Payments. You may not take more than your Annual Withdrawal Amount each year, even if you did not take your Annual Withdrawal Amount the previous year. The Annual Withdrawal Amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility by Medicare; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. Once you elect this waiver, Hartford will not accept any subsequent Premium Payments. In addition, if you select Putnam Hartford Capital Manager Plus, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period

SURRENDER ORDER -- During the Contingent Deferred Sales Charge period all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings, and then from any Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Contingent Deferred Sales Charge period, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than the Contingent Deferred Sales Charge period, then from any Payment Enhancements credited for more than the initial Contingent Deferred Sales Charge period, and then from Premium Payments invested for less than the Contingent Deferred Sales Charge period. Only Premium Payments invested for less than the Contingent Deferred Sales Charge period are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contracts, we deduct a daily charge.

If you select Putnam Hartford Capital Manager, we deduct a daily charge equal to an annual charge of 1.25% of Sub-Account Value.

If you select Putnam Hartford Capital Access II we deduct a daily charge equal to an annual charge of 1.50% of Sub-Account Value.

If you select Putnam Hartford Capital Manager Plus, we deduct a daily charge equal to an annual charge of 1.50% of Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, if you select Putnam Hartford Capital Manager or Putnam Hartford Capital Manager Plus, we deduct a daily charge at the rate of .15% per year against Contract Values held in the Separate Account before and after we begin to make Annuity Payouts. If you select Putnam Hartford Capital Access II, we deduct a daily charge at the rate of .20% per year against Contract Values held in the Separate Account before and after we begin to make Annuity Payouts. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. If you select Putnam Hartford Capital Access II or Putnam Hartford Capital Manager Plus, the net asset value of the Fund also reflects a fee called a "12b-1" fee to cover costs of the sale and distribution of the Fund's Class IB shares. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS

If you select Putnam Hartford Capital Manager Plus, no specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of the Contract, however, there are no additional profits inherent with the structure of the Contract when compared with any other product we offer.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

 -  The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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 -  The Contract Value of your Contract. If you select Putnam Hartford Capital
    Manager Plus, your Contract Value will be reduced by any Payment
    Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

 - Your Maximum Anniversary Value, which is described below. If you select Putnam Hartford Capital Manager Plus, your Maximum Anniversary Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

 - Your Contract Value on the date the Optional Death Benefit is added. If you select Putnam Hartford Capital Manager Plus, your Contract Value will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

 - Plus any Premium Payments made after the date the Optional Death Benefit is added. If you select Putnam Hartford Capital Manager Plus, your Premium Payments will be reduced by any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

 - Minus any partial Surrenders taken after the Optional Death Benefit was added;

 -  Compounded daily at an annual rate of 5.0%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduced the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments, and applicable Payment Enhancements, or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Putnam Hartford Capital Access II Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital Access II, and if you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital
Access II, we determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

If you select Putnam Hartford Capital Manager or Putnam Hartford Capital
Access II, your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

If you select Putnam Hartford Capital Manager Plus, and if you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you select Putnam Hartford Capital Manager Plus, we determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made on or after the date you added the Earnings Protection Benefit.

If you select Putnam Hartford Capital Manager Plus, your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
________________________________________________________________________________

FOR EXAMPLE: IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER OR PUTNAM HARTFORD CAPITAL ACCESS II, assume that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders.

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.
________________________________________________________________________________
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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________________________________________________________________________________

FOR EXAMPLE: IF YOU SELECT PUTNAM HARTFORD CAPITAL MANAGER PLUS, assume that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Annuity, You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders.

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

Which equals $104,000. The cap is 200% of $104,000 which is $208,000.

In this situation the cap applies, so Hartford takes 40% of $208,000 or $83,200 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $483,200.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following.

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining within the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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certificate or other legal document acceptable to us, the Beneficiary can:
(a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges, if applicable.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS: If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If you purchase Putnam Hartford Capital Manager Plus, Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.
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32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues. The Contract
                                                                                      Owner may waive this
                                                                                      presumption and receive
                                                                                      the Death Benefit.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contact on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are
permitted after the Annuity Commencement Date if you select Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With
Payments For a Period Certain or Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "period certain" you select under the Annuity Payout Option.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

We will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. The remaining Annuity payouts are reduced by the same percentage as the percentage of Commuted Value Surrendered. If the partial Surrender represented 25% of the Commuted Value, the total of the remaining Annuity Payouts would be reduced by 25%.

Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR: -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the
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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES  -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

1. When do you want Annuity Payouts to begin?

2. Which Annuity Payout Option do you want to use?

3. How often do you want to receive Annuity Payouts?

4. What is the Assumed Investment Return?

5. Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. If you select Putnam Hartford Capital Manager Plus, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as
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either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two choices, to continue Annuity Payouts for the remainder of the guaranteed number of years or to receive the Commuted Value in one sum.

When choosing this Annuity Payout Option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN -- We will make payments for a specified time.

If you select Putnam Hartford Capital Manager, the minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

If you select Putnam Hartford Capital Access II, the minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age.

If you select Putnam Hartford Capital Manager Plus, the minimum period that you can select is 10 years. The maximum period that you can select is 100 years minus your Annuitant's age.

If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, AND PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE
  ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity

Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.
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5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT, VARIABLE DOLLAR AMOUNT
OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination of both, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender the Annual Withdrawal Amount for your Contract each Contract Year without a Contingent Deferred Sales Charge. If you select Putnam Hartford Capital Manager Plus or Putnam Hartford Capital Access II, you may surrender up to 10% of your total Premium Payments each Contract Year. If you select Putnam Hartford Capital Manager, you may surrender up to 15% of your total Premium Payments each Contract Year. The Automatic Income Program may change based on your instructions after the end of your Contingent Deferral Sales Charge Schedule.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into
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a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after You enroll in the Program. The Earnings/ Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

If you select Putnam Hartford Capital Manager, the Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 521-0538
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.
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 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).
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40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE
       EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract". As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
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The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING TAX-QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an Annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
    Accumulation Unit Values
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.
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44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAs -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA.

Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified in section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than

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the Required Beginning Date. Generally, the Required Beginning Date is April 1
of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under
Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.
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46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES -- PUTNAM HARTFORD CAPITAL MANAGER AND PUTNAM HARTFORD CAPITAL ACCESS II

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equal $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES -- PUTNAM HARTFORD CAPITAL MANAGER PLUS

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equal $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUE

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL MANAGER

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

There are four classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all four classes of Accumulation Unit Values corresponding to all four combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.069  $10.000       --(a)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.649  $11.069       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           5,739      939       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.040       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.594       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              78       --       --
----------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.619  $17.505   $8.552
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.231   $9.619  $17.505
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           4,725    6,065    8,029
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.748       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.189       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --       --
----------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.505  $10.000       --(b)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.090   $9.505       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             651       38       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.575       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.061       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --       --
----------------------------------------------------------------------------------------------------

52                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $12.369  $12.532  $12.489
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.663  $12.369  $12.532
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          17,466   19,284   22,092
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.700       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.589       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               8       --       --
----------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.898  $10.063  $21.492
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.826  $10.898  $10.063
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          19,770   14,689   14,825
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.887       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.763       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --       --
----------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $31.287  $33.370  $30.256
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $28.276  $31.287  $33.370
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          11,419   13,483   15,126
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $31.302       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $28.111       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --       --
----------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $28.154  $40.580  $24.940
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.527  $28.154  $40.580
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          32,035   39,251   40,918
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $28.127       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.414       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --       --
----------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $48.663  $45.646  $40.567
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $45.028  $48.663  $45.646
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          79,620   86,628  100,158
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $48.989       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $44.766       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              18       --       --
----------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.701  $10.000       --(a)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.169   $7.701       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           5,980        5       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.064       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.145       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --       --
----------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $14.101  $10.277  $10.849
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.189  $14.101  $10.277
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          16,343   19,344   12,308
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.808       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.124       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --       --
----------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $22.388  $24.799  $23.742
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $22.932  $22.388  $24.799
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          14,797   16,616   20,315
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $23.472       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $22.799       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $21.913  $20.574  $21.305
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $23.235  $21.913  $20.574
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          15,106   13,817   16,827
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $22.039       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $23.100       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              17       --       --
----------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $18.900  $21.164  $13.403
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.833  $18.900  $21.164
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          17,276   18,898   16,044
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $18.331       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.747       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --       --
----------------------------------------------------------------------------------------------------

54                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $15.868  $15.876  $12.922
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.413  $15.868  $15.876
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          12,808   14,447   14,449
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $15.321       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.340       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --       --
----------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $13.611  $22.468  $11.226
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.593  $13.611  $22.468
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           7,716   10,072    8,347
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $13.135       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.538       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --       --
----------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.793  $14.669  $11.432
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.767  $11.793  $14.669
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          33,076   37,893   30,741
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.721       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.716       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              18       --       --
----------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $1.663   $1.591   $1.538
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.706   $1.663   $1.591
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                         244,882  179,303  266,227
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.665       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.696       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             573       --       --
----------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $30.190  $41.424  $24.805
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $20.841  $30.190  $41.424
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          53,656   63,956   62,624
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $33.267       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $20.720       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   55
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $14.513  $12.014  $12.151
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.828  $14.513  $12.014
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          17,624   12,045   12,278
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $14.577       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.741       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              17       --       --
----------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.765  $22.292   $9.980
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.777  $10.765  $22.292
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           8,763    9,835    5,012
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.888       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.744       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               5       --       --
----------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $15.218  $15.712  $12.497
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.213  $15.218  $15.712
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           9,462    8,335    4,978
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $15.786       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.142       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              17       --       --
----------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $12.598  $10.251  $10.000
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.711  $12.598  $10.251
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           8,798    2,707      676
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $13.051       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.625       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $5.953  $10.000       --(c)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.574   $5.953       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           2,275    1,525       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.537       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.560       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --       --
----------------------------------------------------------------------------------------------------

56                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $25.946  $22.360  $22.826
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.919  $25.946  $22.360
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          15,072   16,906   19,114
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $24.895       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.803       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $20.439  $21.587  $14.316
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.422  $20.439  $21.587
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          17,372   20,369   14,524
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $21.151       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.344       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --       --
----------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $71.280  $86.479  $55.426
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $54.656  $71.280  $86.479
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          44,335   51,763   52,779
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $72.062       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $54.337       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              10       --       --
----------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.863  $10.000       --(b)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.378   $7.863       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             593       79       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.387       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.358       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --       --
----------------------------------------------------------------------------------------------------

(a) Inception date January 31, 2000.

(b) Inception date November 1, 2000.

(c) Inceptions date July 17, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   57
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL ACCESS II

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.361  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.853  $10.361
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              41        2
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.352       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.814       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.665  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.474   $8.665
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.790       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.451       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.500  $10.000(b)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.041   $9.500
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.568       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.012       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              12       --
-------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.009  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.186  $10.009
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              21        2
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.287       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.148       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

58                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.615  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.483  $10.615
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              55        5
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.625       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.445       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.995  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.990   $9.995
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              27       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.019       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.957       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.832  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.099   $8.832
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              27       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.841       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.076       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.660  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.810  $10.660
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             126       12
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.749       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.774       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              18       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   59
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.961  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.315   $7.961
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              83       35
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.335       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.296       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --
-------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.275  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.106  $10.275
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              18        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.349       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.077       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.519  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.700   $9.519
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              14        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.989       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.665       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.258  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.821  $10.258
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              83        9
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.338       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.782       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------

60                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.315  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.051  $10.315
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              73       20
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.023       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.021       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.831  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.433  $10.831
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               2        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.477       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.402       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               8       --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.926  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.259   $8.926
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               5        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.630       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.236       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.915  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.593   $8.915
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              73        9
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.884       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.568       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   61
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $1.009   $1.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.030   $1.009
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             493      542
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.012       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.026       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             130       --
-------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.770  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.336   $7.770
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              81       18
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.576       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.317       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              14       --
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.165  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.341  $11.165
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              17        2
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.228       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.299       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --
-------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.947  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.709   $6.947
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              20        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.683       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.695       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

62                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.986  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.968   $9.986
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              80       31
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.380       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.939       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.353  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.186  $11.353
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              13        1
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.776       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.138       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.973  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.170   $6.973
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              15        1
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.660       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.155       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.408  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.948  $10.408
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               9        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.005       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.919       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               5       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   63
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.581  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.610   $8.581
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              77        5
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.898       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.589       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.090  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.934   $9.090
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             160       37
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.208       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.909       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.860  $10.000(b)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.348   $7.860
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.381       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.329       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

(a) Inception date October 16, 2000.

(b) Inception date November 1, 2000.

64                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL MANAGER PLUS

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.906  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.430  $10.906
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              26        6
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.887       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.378       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $5.943  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.442   $5.943
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.023       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.422       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.501  $10.000(b)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.046   $9.501
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.569       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.017       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.780  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.957   $9.780
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              72       59
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.043       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.912       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   65
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.631  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.492  $11.631
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              63       24
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.632       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.440       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.551  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.595   $9.551
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               4        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.566       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.556       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.549  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.524   $6.549
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             185      117
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.550       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.504       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              10       --
-------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.957  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.010  $11.957
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             421      226
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.046       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.959       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --
-------------------------------------------------------------------------------------------

66                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.961  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.650   $6.961
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             132       74
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.281       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.628       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.238  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.870  $11.238
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             114       58
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.216       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.830       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.921  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.096   $8.921
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              75       43
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.354       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.054       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.575  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.161  $10.575
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              89        7
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.648       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.110       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   67
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.236  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.431   $8.236
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             165      148
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.996       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.402       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.386  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.090  $10.386
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              17       10
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.037       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.053       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $5.362  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.762   $5.362
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             109       98
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $5.180       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.745       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.239  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.096   $8.239
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             336      254
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.204       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.068       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------

68                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $1.035   $1.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.056   $1.035
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           1,122      902
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.037       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.051       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             429       --
-------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.020  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.137   $6.020
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             633      546
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.640       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.118       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $13.497  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.716  $13.497
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              91       12
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $13.561       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.654       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $3.484  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.861   $3.484
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             190      172
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $3.849       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.852       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   69
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.879  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.887   $9.879
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             143      104
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.260       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.851       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.840  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.758  $11.840
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              49       18
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.270       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.695       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $5.938  $10.000(c)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.553   $5.938
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              65       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.520       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.538       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.802  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.018  $11.802
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              57       35
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.335       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.977       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

70                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.275  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.758   $7.275
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             531      351
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.536       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.736       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.306  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.576   $7.306
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             855      614
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.394       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.550       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              15       --
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.860  $10.000(b)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.351   $7.860
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.382       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.332       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

(a) Inception date March 6, 2000.

(b) Inception date November 1, 2000.

(c) Inception date July 17, 2000.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Putnam Hartford Capital Manager, Putnam Hartford Capital Access II, and Putnam Hartford Capital Manager Plus to me at the following address:

------------------------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

               STATEMENT OF ADDITIONAL INFORMATION

            HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                      SEPARATE ACCOUNT TEN

   SERIES VI AND SERIES VIR OF PUTNAM HARTFORD CAPITAL MANAGER
   SERIES I AND SERIES IR OF PUTNAM HARTFORD CAPITAL ACCESS II
  SERIES I AND SERIES IR OF PUTNAM HARTFORD CAPITAL MANAGER PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2002

Date of Statement of Additional Information: May 1, 2002


                         TABLE OF CONTENTS

GENERAL INFORMATION.............................................2
      Safekeeping of Assets.....................................2
      Independent Public Accountants............................2
      Non-Participating.........................................3
      Misstatement of Age or Sex................................3
      Principal Underwriter.....................................4
PERFORMANCE RELATED INFORMATION.................................4
      Total Return for all Sub-Accounts.........................4
      Yield for Sub-Accounts....................................5
      Money Market Sub-Accounts.................................5
      Additional Materials......................................6
      Performance Comparisons...................................6
PERFORMANCE TABLES..............................................8
ACCUMULATION UNIT VALUES.......................................18
FINANCIAL STATEMENTS.........................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity

Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $42,146,124; 2000: $82,278,197; and 1999: $107,076,938.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that any contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                             PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                       Putnam Hartford Capital Manager

                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR YEAR ENDED DECEMBER 31, 2001


                                             SUB-ACCOUNT
                                              INCEPTION                                                 SINCE
        SUB-ACCOUNT                             DATE          1 YEAR        5 YEAR        10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------
Putnam American Government Income              01/31/00       -4.75%          N/A           N/A          2.25%
Putnam Asia Pacific Growth                     05/01/95       -32.88%       -12.02%         N/A         -8.44%
Putnam Capital Appreciation                    09/28/00       -23.64%         N/A           N/A         -27.99%
Putnam Diversified Income                      09/15/93       -7.58%        -3.03%          N/A         -0.28%
Putnam The George Putnam Fund of Boston        05/01/98       -10.41%         N/A           N/A         -2.47%
Putnam Global Asset Allocation                 02/01/88       -18.74%        1.03%         5.07%          N/A
Putnam Global Growth                           05/01/90       -38.29%       -0.60%         4.33%          N/A
Putnam Growth and Income                       02/01/88       -16.74%        3.47%         8.42%          N/A
Putnam Growth Opportunities                    01/31/00       -40.36%         N/A           N/A         -34.93%
Putnam Health Sciences                         05/01/98       -29.00%         N/A           N/A         -1.49%
Putnam High Yield                              02/01/88       -7.53%        -3.61%         3.73%          N/A
Putnam Income                                  02/01/88       -3.97%         0.86%         2.56%          N/A
Putnam International Growth                    01/02/97       -29.80%         N/A           N/A          5.34%
Putnam International Growth and Income         01/02/97       -30.04%         N/A           N/A          1.25%
Putnam International New Opportunities         01/02/97       -37.24%         N/A           N/A         -4.20%
Putnam Investors                               05/01/98       -33.65%         N/A           N/A         -7.83%
Putnam Money Market                            02/01/88       -7.41%        -0.14%         0.13%          N/A
Putnam New Opportunities                       05/02/94       -38.59%        1.76%          N/A          8.24%
Putnam New Value                               01/02/97       -7.77%          N/A           N/A          4.90%
Putnam OTC & Emerging Growth                   05/01/98       -52.88%         N/A           N/A         -18.39%
Putnam Research                                10/01/98       -28.16%         N/A           N/A          1.70%
Putnam Small Cap Value                         05/03/99        6.77%          N/A           N/A         10.64%
Putnam Technology                              06/13/00       -46.96%         N/A           N/A         -50.14%
Putnam Utilities Growth and Income             05/01/92       -31.40%        1.24%          N/A          5.12%
Putnam Vista                                   01/02/97       -41.72%         N/A           N/A          3.24%
Putnam Voyager                                 02/01/88       -31.48%        5.88%         9.61%          N/A
Putnam Voyager Fund II                         09/28/00       -39.19%         N/A           N/A         -52.08%


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                   NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                                FUND
                                              INCEPTION                                                SINCE
        SUB-ACCOUNT                             DATE        1 YEAR        5 YEAR        10 YEAR      INCEPTION
--------------------------------------------------------------------------------------------------------------
Putnam American Government Income             01/31/00        5.25%          N/A           N/A          8.30%
Putnam Asia Pacific Growth                    05/01/95       -24.82%       -7.89%          N/A         -4.75%
Putnam Capital Appreciation                   09/28/00       -14.89%         N/A           N/A         -18.91%
Putnam Diversified Income                     09/15/93        2.38%         0.87%          N/A          2.89%
Putnam The George Putnam Fund of Boston       05/01/98       -0.66%          N/A           N/A          2.19%
Putnam Global Asset Allocation                02/01/88       -9.63%         4.31%         7.29%          N/A
Putnam Global Growth                          05/01/90       -30.64%        2.46%         6.43%          N/A
Putnam Growth and Income                      02/01/88       -7.47%         6.61%        10.41%          N/A
Putnam Growth Opportunities                   01/31/00       -32.87%         N/A           N/A         -29.15%
Putnam Health Sciences                        05/01/98       -20.65%         N/A           N/A          3.11%
Putnam High Yield                             02/01/88        2.43%         0.22%         5.90%          N/A
Putnam Income                                 02/01/88        6.03%         4.52%         5.20%          N/A
Putnam International Growth                   01/02/97       -21.52%         N/A           N/A          8.21%
Putnam International Growth and Income        01/02/97       -21.78%         N/A           N/A          4.42%
Putnam International New Opportunities        01/02/97       -29.52%         N/A           N/A         -0.83%
Putnam Investors                              05/01/98       -25.66%         N/A           N/A         -3.52%
Putnam Money Market                           02/01/88        2.56%         3.61%         3.16%          N/A
Putnam New Opportunities                      05/02/94       -30.97%        4.61%          N/A         10.05%
Putnam New Value                              01/02/97        2.17%          N/A           N/A          8.21%
Putnam OTC & Emerging Growth                  05/01/98       -46.33%         N/A           N/A         -13.89%
Putnam Research                               10/01/98       -19.75%         N/A           N/A          6.34%
Putnam Small Cap Value                        05/03/99       16.77%          N/A           N/A         15.64%
Putnam Technology                             06/13/00       -39.96%         N/A           N/A         -43.17%
Putnam Utilities Growth and Income            05/01/92       -23.23%        4.39%          N/A          7.39%
Putnam Vista                                  01/02/97       -34.33%         N/A           N/A          6.07%
Putnam Voyager                                02/01/88       -23.32%        8.57%        11.46%          N/A
Putnam Voyager Fund II                        09/28/00       -31.61%         N/A           N/A         -43.36%


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

 YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001.


SUB-ACCOUNT                         YIELD                       EFFECTIVE YIELD
-------------------------------------------------------------------------------
Putnam Money Market                 0.36%                            0.36%

      YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001.


SUB-ACCOUNT                                             YIELD
-------------------------------------------------------------
Putnam American Government Income                        N/A
Putnam Diversified Income                                N/A
Putnam High Yield                                        N/A
Putnam Income                                            N/A

                             PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                       Putnam Hartford Capital Access II

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                             SUB-ACCOUNT
                                              INCEPTION                                                 SINCE
        SUB-ACCOUNT                             DATE          1 YEAR        5 YEAR        10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------
Putnam American Government Income              01/31/00       -4.24%          N/A           N/A          2.25%
Putnam Asia Pacific Growth                     05/01/95       -32.59%       -11.77%         N/A         -8.66%
Putnam Capital Appreciation                    09/28/00       -23.26%         N/A           N/A         -27.78%
Putnam Diversified Income                      09/15/93       -7.16%        -2.78%          N/A         -0.84%
Putnam The George Putnam Fund of Boston        05/01/98       -9.98%          N/A           N/A         -1.63%
Putnam Global Asset Allocation                 03/01/93       -18.27%        1.32%          N/A          4.68%
Putnam Global Growth                           03/01/93       -37.91%       -0.28%          N/A          4.81%
Putnam Growth and Income                       03/01/93       -16.31%        3.64%          N/A          8.01%
Putnam Growth Opportunities                    01/31/00       -40.07%         N/A           N/A         -34.93%
Putnam Health Sciences                         05/01/98       -28.66%         N/A           N/A         -0.63%
Putnam High Yield                              03/01/93       -7.03%        -3.30%          N/A          1.19%
Putnam Income                                  03/01/93       -3.51%         1.10%          N/A          1.31%
Putnam International Growth                    01/02/97       -29.46%         N/A           N/A          5.45%
Putnam International Growth and Income         01/02/97       -29.64%         N/A           N/A          1.52%
Putnam International New Opportunities         01/02/97       -36.91%         N/A           N/A         -3.90%
Putnam Investors                               05/01/98       -33.30%         N/A           N/A         -7.03%
Putnam Money Market                            03/01/93       -6.92%         0.13%          N/A         -0.28%
Putnam New Opportunities                       05/02/94       -38.26%        1.99%          N/A          7.71%
Putnam New Value                               01/02/97       -7.34%          N/A           N/A          5.04%
Putnam OTC & Emerging Growth                   05/01/98       -52.64%         N/A           N/A         -17.68%
Putnam Research                                10/01/98       -27.81%         N/A           N/A          2.62%
Putnam Small Cap Value                         05/03/99        7.14%          N/A           N/A         10.72%
Putnam Technology                              06/13/00       -46.61%         N/A           N/A         -50.05%
Putnam Utilities Growth and Income             03/01/93       -31.03%        1.50%          N/A          3.70%
Putnam Vista                                   01/02/97       -41.37%         N/A           N/A          3.44%
Putnam Voyager                                 03/01/93       -31.12%        5.99%          N/A         10.08%
Putnam Voyager Fund II                         09/28/00       -38.85%         N/A           N/A         -51.93%


Performance figures above do not reflect any deductions for any optional charges.

Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


                                                FUND
                                              INCEPTION                                                SINCE
        SUB-ACCOUNT                             DATE        1 YEAR        5 YEAR        10 YEAR      INCEPTION
--------------------------------------------------------------------------------------------------------------
Putnam American Government Income             01/31/00        4.76%          N/A           N/A          7.80%
Putnam Asia Pacific Growth                    05/01/95       -25.29%       -8.32%          N/A         -5.19%
Putnam Capital Appreciation                   09/28/00       -15.36%         N/A           N/A         -19.31%
Putnam Diversified Income                     09/15/93        1.77%         0.36%          N/A          2.39%
Putnam The George Putnam Fund of Boston       05/01/98       -1.24%          N/A           N/A          1.67%
Putnam Global Asset Allocation                02/01/88       -10.06%        3.86%         6.82%          N/A
Putnam Global Growth                          05/01/90       -30.95%        1.99%         5.95%          N/A
Putnam Growth and Income                      02/01/88       -7.97%         6.11%         9.91%          N/A
Putnam Growth Opportunities                   01/31/00       -33.24%         N/A           N/A         -29.51%
Putnam Health Sciences                        05/01/98       -21.11%         N/A           N/A          2.61%
Putnam High Yield                             02/01/88        1.90%        -0.23%         5.42%          N/A
Putnam Income                                 02/01/88        5.49%         4.02%         4.71%          N/A
Putnam International Growth                   01/02/97       -21.95%         N/A           N/A          7.70%
Putnam International Growth and Income        01/02/97       -22.14%         N/A           N/A          3.97%
Putnam International New Opportunities        01/02/97       -29.88%         N/A           N/A         -1.29%
Putnam Investors                              05/01/98       -26.05%         N/A           N/A         -3.99%
Putnam Money Market                           02/01/88        2.02%         3.11%         2.68%          N/A
Putnam New Opportunities                      05/02/94       -31.32%        4.13%          N/A          9.55%
Putnam New Value                              01/02/97        1.57%          N/A           N/A          7.72%
Putnam OTC & Emerging Growth                  05/01/98       -46.61%         N/A           N/A         -14.30%
Putnam Research                               10/01/98       -20.20%         N/A           N/A          5.82%
Putnam Small Cap Value                        05/03/99       16.14%          N/A           N/A         15.11%
Putnam Technology                             06/13/00       -40.20%         N/A           N/A         -43.42%
Putnam Utilities Growth and Income            05/01/92       -23.63%        3.91%          N/A          6.90%
Putnam Vista                                  01/02/97       -34.63%         N/A           N/A          5.60%
Putnam Voyager                                02/01/88       -23.72%        8.07%        10.95%          N/A
Putnam Voyager Fund II                        09/28/00       -31.95%         N/A           N/A         -43.62%


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

 YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001.

SUB-ACCOUNT                         YIELD                       EFFECTIVE YIELD
-------------------------------------------------------------------------------
Putnam Money Market                 -0.18%                           -0.18%

     YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001.


SUB-ACCOUNT                                             YIELD
-------------------------------------------------------------
Putnam American Government Income                        N/A
Putnam Diversified Income                                N/A
Putnam High Yield                                        N/A
Putnam Income                                            N/A

                             PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    Putnam Hartford Capital Manager Plus

                  STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR YEAR ENDED DECEMBER 31, 2001


                                             SUB-ACCOUNT
                                              INCEPTION                                                 SINCE
        SUB-ACCOUNT                             DATE          1 YEAR        5 YEAR        10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------
Putnam American Government Income              01/31/00       -6.19%          N/A           N/A          0.77%
Putnam Asia Pacific Growth                     05/01/95       -33.99%       -12.99%         N/A         -9.31%
Putnam Capital Appreciation                    09/28/00       -24.85%         N/A           N/A         -29.57%
Putnam Diversified Income                      09/15/93       -9.09%        -4.12%          N/A         -0.78%
Putnam The George Putnam Fund of Boston        05/01/98       -11.85%         N/A           N/A         -3.79%
Putnam Global Asset Allocation                 03/01/93       -19.97%        0.01%          N/A          4.70%
Putnam Global Growth                           03/01/93       -39.20%       -1.67%          N/A          4.83%
Putnam Growth and Income                       03/01/93       -18.05%        2.46%          N/A          8.06%
Putnam Growth Opportunities                    01/31/00       -41.31%         N/A           N/A         -35.97%
Putnam Health Sciences                         05/01/98       -30.14%         N/A           N/A         -2.80%
Putnam High Yield                              03/01/93       -8.96%        -4.64%          N/A          1.23%
Putnam Income                                  03/01/93       -5.46%        -0.22%          N/A          1.30%
Putnam International Growth                    01/02/97       -30.92%         N/A           N/A          4.35%
Putnam International Growth and Income         01/02/97       -31.10%         N/A           N/A          0.23%
Putnam International New Opportunities         01/02/97       -38.22%         N/A           N/A         -5.23%
Putnam Investors                               05/01/98       -34.69%         N/A           N/A         -9.06%
Putnam Money Market                            03/01/93       -8.85%        -1.24%          N/A         -0.23%
Putnam New Opportunities                       05/02/94       -39.54%        0.72%          N/A          7.77%
Putnam New Value                               01/02/97       -9.26%          N/A           N/A          3.93%
Putnam OTC & Emerging Growth                   05/01/98       -53.62%         N/A           N/A         -19.48%
Putnam Research                                10/01/98       -29.31%         N/A           N/A          0.30%
Putnam Small Cap Value                         05/03/99        5.20%          N/A           N/A          9.51%
Putnam Technology                              06/13/00       -47.72%         N/A           N/A         -51.04%
Putnam Utilities Growth and Income             03/01/93       -32.47%        0.20%          N/A          3.76%
Putnam Vista                                   01/02/97       -42.59%         N/A           N/A          2.25%
Putnam Voyager                                 03/01/93       -32.55%        4.91%          N/A         10.12%
Putnam Voyager Fund II                         09/28/00       -40.12%         N/A           N/A         -53.11%


Performance figures above do not reflect any deductions for any optional charges.

Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                         FOR YEAR ENDED DECEMBER 31, 2001


                                                FUND
                                              INCEPTION                                                SINCE
        SUB-ACCOUNT                             DATE        1 YEAR        5 YEAR        10 YEAR      INCEPTION
--------------------------------------------------------------------------------------------------------------
Putnam American Government Income             01/31/00        4.81%          N/A           N/A          7.86%
Putnam Asia Pacific Growth                    05/01/95       -25.25%       -8.28%          N/A         -5.14%
Putnam Capital Appreciation                   09/28/00       -15.32%         N/A           N/A         -19.27%
Putnam Diversified Income                     09/15/93        1.82%         0.41%          N/A          2.44%
Putnam The George Putnam Fund of Boston       05/01/98       -1.19%          N/A           N/A          1.73%
Putnam Global Asset Allocation                02/01/88       -10.01%        3.91%         6.87%          N/A
Putnam Global Growth                          05/01/90       -30.92%        2.04%         6.00%          N/A
Putnam Growth and Income                      02/01/88       -7.93%         6.16%         9.96%          N/A
Putnam Growth Opportunities                   01/31/00       -33.21%         N/A           N/A         -29.47%
Putnam Health Sciences                        05/01/98       -21.07%         N/A           N/A          2.67%
Putnam High Yield                             02/01/88        1.95%        -0.18%         5.47%          N/A
Putnam Income                                 02/01/88        5.54%         4.07%         4.77%          N/A
Putnam International Growth                   01/02/97       -21.91%         N/A           N/A          7.76%
Putnam International Growth and Income        01/02/97       -22.11%         N/A           N/A          4.02%
Putnam International New Opportunities        01/02/97       -29.85%         N/A           N/A         -1.23%
Putnam Investors                              05/01/98       -26.01%         N/A           N/A         -3.94%
Putnam Money Market                           02/01/88        2.07%         3.17%         2.73%          N/A
Putnam New Opportunities                      05/02/94       -31.29%        4.18%          N/A          9.61%
Putnam New Value                              01/02/97        1.63%          N/A           N/A          7.77%
Putnam OTC & Emerging Growth                  05/01/98       -46.59%         N/A           N/A         -14.26%
Putnam Research                               10/01/98       -20.16%         N/A           N/A          5.88%
Putnam Small Cap Value                        05/03/99       16.20%          N/A           N/A         15.18%
Putnam Technology                             06/13/00       -40.17%         N/A           N/A         -43.39%
Putnam Utilities Growth and Income            05/01/92       -23.59%        3.96%          N/A          6.96%
Putnam Vista                                  01/02/97       -34.59%         N/A           N/A          5.65%
Putnam Voyager                                02/01/88       -23.68%        8.12%        11.00%          N/A
Putnam Voyager Fund II                        09/28/00       -31.92%         N/A           N/A         -43.59%


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

 YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001.

SUB-ACCOUNT                         YIELD                       EFFECTIVE YIELD
-------------------------------------------------------------------------------
Putnam Money Market                 -0.12%                           -0.12%


     YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001.


SUB-ACCOUNT                                             YIELD
-------------------------------------------------------------
Putnam American Government Income                        N/A
Putnam Diversified Income                                N/A
Putnam High Yield                                        N/A
Putnam Income                                            N/A

ACCUMULATION UNIT VALUE

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL MANAGER

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.069  $10.000       --(a)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.649  $11.069       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           5,739      939       --
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.053  $10.000       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.616  $11.053       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              52        3       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $11.056       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.628       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.040       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.594       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              78       --       --
----------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.619  $17.505   $8.552
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.231   $9.619  $17.505
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           4,725    6,065    8,029
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.595  $17.488   $9.994
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.202   $9.595  $17.488
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              20       24       22
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.774       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.218       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.748       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.189       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.505  $10.000       --(b)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.090   $9.505       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             651       38       --
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.503  $10.000       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.076   $9.503       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              10        3       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.578       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.075       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.575       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.061       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --       --
----------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $12.369  $12.532  $12.489
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.663  $12.369  $12.532
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          17,466   19,284   22,092
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.338  $12.520  $12.713
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.612  $12.338  $12.520
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             137      115       42
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $12.733       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.640       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               5       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.700       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.589       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               8       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.898  $10.063  $21.492
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.826  $10.898  $10.063
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          19,770   14,689   14,825
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.871  $10.053  $10.984
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.782  $10.871  $10.053
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             343      255      110
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.916       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.806       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              22       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.887       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.763       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --       --
----------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $31.287  $33.370  $30.256
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $28.276  $31.287  $33.370
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          11,419   13,483   15,126
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $31.209  $33.337  $31.376
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $28.163  $31.209  $33.337
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              49       43        5
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $31.384       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $28.224       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $31.302       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $28.111       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $28.154  $40.580  $24.940
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.527  $28.154  $40.580
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          32,035   39,251   40,918
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $28.084  $40.540  $25.979
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.449  $28.084  $40.540
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             168      151       22
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $28.200       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.491       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              18       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $28.127       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.414       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --       --
----------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $48.663  $45.646  $40.567
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $45.028  $48.663  $45.646
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          79,620   86,628  100,158
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $48.542  $45.601  $50.800
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $44.848  $48.542  $45.601
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             504      402      142
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $49.117       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $44.945       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              38       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $48.989       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $44.766       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              18       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.701  $10.000       --(a)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.169   $7.701       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           5,980        5       --
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.690  $10.000       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.154   $7.690       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              75       59       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.077       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.160       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              31       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.064       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.145       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --       --
----------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $14.101  $10.277  $10.849
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.189  $14.101  $10.277
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          16,343   19,344   12,308
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $14.066  $10.267   $9.840
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.144  $14.066  $10.267
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             246      228       69
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $12.842       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.168       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              31       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.808       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.124       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $22.388  $24.799  $23.742
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $22.932  $22.388  $24.799
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          14,797   16,616   20,315
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $22.332  $24.774  $24.985
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $22.841  $22.332  $24.774
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             128       99       35
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $23.534       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $22.890       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $23.472       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $22.799       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $21.913  $20.574  $21.305
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $23.235  $21.913  $20.574
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          15,106   13,817   16,827
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $21.858  $20.554  $21.164
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $23.143  $21.858  $20.554
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             171      100       26
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $22.097       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $23.192       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              14       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $22.039       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $23.100       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              17       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $18.900  $21.164  $13.403
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.833  $18.900  $21.164
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          17,276   18,898   16,044
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $18.853  $21.143  $14.721
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.774  $18.853  $21.143
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             217      199       71
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $18.379       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.806       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              14       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $18.331       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.747       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --       --
----------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $15.868  $15.876  $12.922
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.413  $15.868  $15.876
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          12,808   14,447   14,449
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $15.829  $15.861  $14.490
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.363  $15.829  $15.861
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              83       60       24
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $15.361       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.390       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $15.321       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.340       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $13.611  $22.468  $11.226
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.593  $13.611  $22.468
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           7,716   10,072    8,347
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $13.577  $22.445  $12.423
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.555  $13.577  $22.445
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              66       59       16
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $13.169       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.576       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $13.135       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.538       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --       --
----------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.793  $14.669  $11.432
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.767  $11.793  $14.669
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          33,076   37,893   30,741
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.764  $14.655  $12.179
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.732  $11.764  $14.655
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             627      584      228
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $11.752       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.751       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              65       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.721       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.716       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              18       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $1.663   $1.591   $1.538
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.706   $1.663   $1.591
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                         244,882  179,303  266,227
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.659   $1.589   $1.555
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.699   $1.659   $1.589
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           2,111    2,321      377
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $1.669       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.703       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             122       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.665       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.696       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             573       --       --
----------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $30.190  $41.424  $24.805
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $20.841  $30.190  $41.424
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          53,656   63,956   62,624
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $30.114  $41.383  $26.455
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $20.758  $30.114  $41.383
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             253      256       59
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $33.354       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $20.803       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              21       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $33.267       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $20.720       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $14.513  $12.014  $12.151
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.828  $14.513  $12.014
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          17,624   12,045   12,278
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $14.477  $12.002  $13.957
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.769  $14.477  $12.002
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             156       58       20
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $14.615       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.800       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              12       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $14.577       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.741       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              17       --       --
----------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.765  $22.292   $9.980
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.777  $10.765  $22.292
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           8,763    9,835    5,012
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.738  $22.270  $11.045
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.754  $10.738  $22.270
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             245      205       45
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $11.919       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.767       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              14       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.888       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.744       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               5       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $15.218  $15.712  $12.497
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.213  $15.218  $15.712
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           9,462    8,335    4,978
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $15.180  $15.696  $13.682
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.164  $15.180  $15.696
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             178      128       65
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $15.828       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.190       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              22       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $15.786       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $12.142       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              17       --       --
----------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $12.598  $10.251  $10.000
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.711  $12.598  $10.251
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           8,798    2,707      676
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.566  $10.241  $10.000
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.652  $12.566  $10.241
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             112       65        6
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $13.085       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.684       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $13.051       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $14.625       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $5.953  $10.000       --(c)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.574   $5.953       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           2,275    1,525       --
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $5.949  $10.000       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.566   $5.949       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              24       12       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $6.543       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.567       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.537       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.560       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --       --
----------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $25.946  $22.360  $22.826
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.919  $25.946  $22.360
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          15,072   16,906   19,114
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $25.882  $22.338  $22.609
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.839  $25.882  $22.338
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              90       69       18
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $24.960       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.882       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $24.895       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $19.803       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $20.439  $21.587  $14.316
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.422  $20.439  $21.587
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          17,372   20,369   14,524
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $20.388  $21.566  $15.604
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.369  $20.388  $21.566
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             181      175       36
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $21.206       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.398       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              43       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $21.151       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.344       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --       --
----------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $71.280  $86.479  $55.426
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $54.656  $71.280  $86.479
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                          44,335   51,763   52,779
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $71.102  $86.393  $60.816
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $54.437  $71.102  $86.393
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             287      257       72
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $72.251       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $54.555       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              24       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $72.062       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $54.337       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              10       --       --
----------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001     2000       1999
----------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.863  $10.000       --(b)
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.378   $7.863       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             593       79       --
----------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.861  $10.000       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.368   $7.861       --
----------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              12      112       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.391       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.368       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              10       --       --
----------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.387       --       --
----------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.358       --       --
----------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --       --
----------------------------------------------------------------------------------------------------



(a) Inception date January 31, 2000.



(b) Inception date November 1, 2000.



(c) Inceptions date July 17, 2000.

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL ACCESS II

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.361  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.853  $10.361
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              41        2
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.358  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.853  $10.358
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.356       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.834       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.352       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.814       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.665  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.474   $8.665
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.663  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.463   $8.663
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.794       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.462       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.790       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.451       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.500  $10.000(b)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.041   $9.500
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.498  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.027   $9.498
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.571       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.026       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.568       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.012       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              12       --
-------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.009  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.186  $10.009
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              21        2
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.006  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.167  $10.006
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.291       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.167       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.287       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.148       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.615  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.483  $10.615
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              55        5
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.612  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.464  $10.612
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.630       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.464       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.625       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.445       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.995  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.990   $9.995
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              27       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.992  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.973   $9.992
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.023       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.973       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.019       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.957       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.832  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.099   $8.832
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              27       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.830  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.088   $8.830
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.845       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.087       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.841       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.076       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.660  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.810  $10.660
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             126       12
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.657  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.793  $10.657
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.753       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.792       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.749       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.774       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              18       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.961  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.315   $7.961
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              83       35
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.959  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.305   $7.959
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              28       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.338       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.305       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.335       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.296       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --
-------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.275  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.106  $10.275
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              18        3
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.272  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.092  $10.272
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.353       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.091       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.349       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.077       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.519  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.700   $9.519
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              14        3
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.516  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.682   $9.516
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.994       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.682       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.989       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.665       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.258  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.821  $10.258
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              83        9
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.255  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.802  $10.255
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.342       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.801       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.338       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.782       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.315  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.051  $10.315
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              73       20
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.312  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.036  $10.312
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.027       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.036       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.023       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.021       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.831  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.433  $10.831
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               2        3
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.828  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.417  $10.828
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.482       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.417       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.477       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.402       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               8       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.926  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.259   $8.926
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               5        3
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.924  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.248   $8.924
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.634       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.248       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.630       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.236       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.915  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.593   $8.915
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              73        9
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.912  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.581   $8.912
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.888       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.580       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.884       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.568       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $1.009   $1.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.030   $1.009
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             493      542
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.009   $1.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.028   $1.009
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              70       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $1.012       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.028       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              16       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.012       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.026       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             130       --
-------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.770  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.336   $7.770
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              81       18
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.767  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.326   $7.767
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.580       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.326       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              15       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.576       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.317       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              14       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.165  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.341  $11.165
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              17        2
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.161  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.320  $11.161
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               5       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $11.233       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.320       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.228       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.299       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               9       --
-------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.947  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.709   $6.947
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              20        3
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.945  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.702   $6.945
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $7.686       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.702       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.683       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.695       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.986  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.968   $9.986
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              80       31
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.983  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.954   $9.983
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              27       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.384       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.953       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               5       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.380       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.939       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.353  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.186  $11.353
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              13        1
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.350  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.162  $11.350
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $11.781       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.161       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               5       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.776       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.138       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.973  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.170   $6.973
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              15        1
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.971  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.162   $6.971
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $7.663       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.162       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.660       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.155       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.408  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.948  $10.408
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               9        3
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.404  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.934  $10.404
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.009       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.934       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.005       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.919       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               5       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.581  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.610   $8.581
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              77        5
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.578  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.600   $8.578
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              23       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.902       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.599       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.898       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.589       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.090  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.934   $9.090
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             160       37
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.087  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.921   $9.087
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.212       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.921       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              73       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.208       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.909       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.860  $10.000(b)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.348   $7.860
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.857  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.339   $7.857
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.384       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.338       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.381       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.329       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------



(a) Inception date October 16, 2000.



(b) Inception date November 1, 2000.

ACCUMULATION UNIT VALUES -- PUTNAM HARTFORD CAPITAL MANAGER PLUS

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.906  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.430  $10.906
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              26        6
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.892  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.399  $10.892
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              11        5
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.902       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.409       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               3       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.887       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.378       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $5.943  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.442   $5.943
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $5.935  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.430   $5.935
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $6.031       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.434       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.023       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.422       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.501  $10.000(b)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.046   $9.501
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.499  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.032   $9.499
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.498       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.027       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.569       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.017       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.780  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.957   $9.780
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              72       59
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.768  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.930   $9.768
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               6        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.056       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.939       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.043       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.912       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.631  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.492  $11.631
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              63       24
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.616  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.461  $11.616
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              16        1
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $11.647       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.471       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.632       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.440       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.551  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.595   $9.551
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               4        3
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.540  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.572   $9.540
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.579       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.579       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.566       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.556       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.549  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.524   $6.549
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             185      117
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.541  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.512   $6.541
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              26       11
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $6.559       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.516       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.550       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.504       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              10       --
-------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.957  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.010  $11.957
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             421      226
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.943  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.980  $11.943
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             113       51
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $12.062       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.989       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              20       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.046       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $10.959       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              13       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.961  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.650   $6.961
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             132       74
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.953  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.637   $6.953
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              11       11
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $7.291       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.641       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.281       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.628       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.238  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.870  $11.238
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             114       58
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.224  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.846  $11.224
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              33       18
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.230       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.854       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.216       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.830       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.921  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.096   $8.921
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              75       43
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.911  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.071   $8.911
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              66        1
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $9.367       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.079       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.354       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.054       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.575  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.161  $10.575
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              89        7
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.562  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.131  $10.562
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              16       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.662       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.141       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              12       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.648       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $11.110       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               6       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.236  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.431   $8.236
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             165      148
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.226  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.414   $8.226
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              52       40
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.007       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.419       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              23       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.996       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.402       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $10.386  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.090  $10.386
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              17       10
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.373  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.068  $10.373
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.051       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.075       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.037       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.053       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $5.362  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.762   $5.362
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             109       98
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $5.356  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.751   $5.356
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               6        8
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $5.187       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.755       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $5.180       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.745       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $8.239  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.096   $8.239
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             336      254
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.229  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.079   $8.229
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              80       71
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $8.215       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.085       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              23       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.204       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $6.068       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $1.035   $1.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.056   $1.035
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                           1,122      902
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.033   $1.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.053   $1.033
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             189      158
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $1.038       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.054       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             242       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $1.037       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.051       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             429       --
-------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $6.020  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.137   $6.020
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             633      546
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.013  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.126   $6.013
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              34       22
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $6.649       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.129       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              23       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.640       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.118       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $13.497  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.716  $13.497
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              91       12
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $13.480  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.679  $13.480
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              13        3
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $13.579       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.691       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               2       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $13.561       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.654       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $3.484  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.861   $3.484
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             190      172
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $3.479  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.856   $3.479
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              59       51
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $3.854       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.857       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $3.849       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $1.852       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $9.879  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.887   $9.879
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             143      104
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $9.867  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.865   $9.867
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              11        5
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $10.274       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.872       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $10.260       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $7.851       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.840  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.758  $11.840
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              49       18
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.826  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.721  $11.826
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              10       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $12.287       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.733       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               4       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $12.270       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                            $13.695       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $5.938  $10.000(c)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.553   $5.938
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              65       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $5.934  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.545   $5.934
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               9        8
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $6.971       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.162       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $6.520       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $3.538       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                      $11.802  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.018  $11.802
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              57       35
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.788  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.993  $11.788
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              26        2
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                      $11.351       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $9.001       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                      $11.335       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $8.977       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.275  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.758   $7.275
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             531      351
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.266  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.745   $7.266
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              30       11
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $7.547       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.749       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              11       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.536       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $4.736       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.306  $10.000(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.576   $7.306
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             855      614
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.297  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.560   $7.297
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                             141       90
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $7.404       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.565       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               7       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.394       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.550       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              15       --
-------------------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
-------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                              2001       2000
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $7.860  $10.000(b)
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.351   $7.860
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $7.858  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.342   $7.858
-------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                       $7.857       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.339       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               1       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                       $8.382       --
-------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $5.332       --
-------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              --       --
-------------------------------------------------------------------------------------------



(a) Inception date March 6, 2000.



(b) Inception date November 1, 2000.



(c) Inception date July 17, 2000.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (American Government Income Fund, Asia Pacific Growth Fund, Capital Appreciation Fund, Diversified Income Fund, The George Putnam Fund of Boston, Global Asset Allocation Fund, Global Growth Fund, Growth and Income Fund, Growth Opportunities Fund, Health Sciences Fund, High Yield Fund, Income Fund, International Growth Fund, International Growth and Income Fund, International New Opportunities Fund, Investors Fund, Money Market Fund, New Opportunities Fund, New Value Fund, OTC & Emerging Growth Fund, Research Fund, Small Cap Value Fund, Technology Fund, Utilities Growth and Income Fund, Vista Fund, Voyager Fund and Voyager II Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TEN*
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                           AMERICAN GOVERNMENT
                               INCOME FUND
                               SUB-ACCOUNT
                           -------------------
ASSETS:
  Investments:
    Putnam VT American
     Government Income
     Fund -- Class IA
Shares 5,900,354
Cost $66,314,308
      Market Value.......      $68,503,105
    Putnam VT American
     Government Income
     Fund -- Class IB
  Shares 185,849
  Cost $2,079,298
      Market Value.......        2,152,130
    Putnam VT Asia
     Pacific Growth Fund
     -- Class IA
  Shares 6,587,312
  Cost $65,496,211
      Market Value.......        --
    Putnam VT Asia
     Pacific Growth Fund
     -- Class IB
  Shares 57,427
  Cost $518,254
      Market Value.......        --
    Putnam VT Capital
     Appreciation Fund --
     Class IA
  Shares 698,116
  Cost $5,754,418
      Market Value.......        --
    Putnam VT Capital
     Appreciation Fund --
     Class IB
  Shares 52,782
  Cost $427,334
      Market Value.......        --
    Putnam VT Diversified
     Income Fund --
     Class IA
  Shares 25,415,736
  Cost $266,696,672
      Market Value.......        --
    Putnam VT Diversified
     Income Fund --
     Class IB
  Shares 477,207
  Cost $4,665,660
      Market Value.......        --
    The George Putnam
     Fund of Boston --
     Class IA
  Shares 20,619,679
  Cost $213,581,985
      Market Value.......        --
    The George Putnam
     Fund of Boston --
     Class IB
  Shares 1,076,039
  Cost $11,126,883
      Market Value.......        --
    Putnam VT Global
     Asset Allocation
     Fund -- Class IA
  Shares 24,338,925
  Cost $369,895,802
      Market Value.......        --
    Putnam VT Global
     Asset Allocation
     Fund -- Class IB
  Shares 196,092
  Cost $3,436,770
      Market Value.......        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........           55,501
  Other Assets...........               26
                               -----------
  Total Assets...........       70,710,762
                               -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           55,501
  Payable for fund shares
   purchased.............        --
  Other Liabilities......                4
                               -----------
  Total Liabilities......           55,505
                               -----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $70,655,257
                               ===========

  * Formerly Putnam Capital Manager Trust Separate Account Two. Changes effective April 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            ASIA PACIFIC        CAPITAL         DIVERSIFIED    THE GEORGE PUTNAM   GLOBAL ASSET
                            GROWTH FUND    APPRECIATION FUND    INCOME FUND     FUND OF BOSTON    ALLOCATION FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------  ---------------  -----------------  ---------------
ASSETS:
  Investments:
    Putnam VT American
     Government Income
     Fund -- Class IA
Shares 5,900,354
Cost $66,314,308
      Market Value.......       --              --                 --                --                --
    Putnam VT American
     Government Income
     Fund -- Class IB
  Shares 185,849
  Cost $2,079,298
      Market Value.......       --              --                 --                --                --
    Putnam VT Asia
     Pacific Growth Fund
     -- Class IA
  Shares 6,587,312
  Cost $65,496,211
      Market Value.......   $34,385,767         --                 --                --                --
    Putnam VT Asia
     Pacific Growth Fund
     -- Class IB
  Shares 57,427
  Cost $518,254
      Market Value.......       297,473         --                 --                --                --
    Putnam VT Capital
     Appreciation Fund --
     Class IA
  Shares 698,116
  Cost $5,754,418
      Market Value.......       --            $5,459,269           --                --                --
    Putnam VT Capital
     Appreciation Fund --
     Class IB
  Shares 52,782
  Cost $427,334
      Market Value.......       --               411,696           --                --                --
    Putnam VT Diversified
     Income Fund --
     Class IA
  Shares 25,415,736
  Cost $266,696,672
      Market Value.......       --              --             $223,912,635          --                --
    Putnam VT Diversified
     Income Fund --
     Class IB
  Shares 477,207
  Cost $4,665,660
      Market Value.......       --              --                4,175,565          --                --
    The George Putnam
     Fund of Boston --
     Class IA
  Shares 20,619,679
  Cost $213,581,985
      Market Value.......       --              --                 --            $221,249,154          --
    The George Putnam
     Fund of Boston --
     Class IB
  Shares 1,076,039
  Cost $11,126,883
      Market Value.......       --              --                 --              11,502,859          --
    Putnam VT Global
     Asset Allocation
     Fund -- Class IA
  Shares 24,338,925
  Cost $369,895,802
      Market Value.......       --              --                 --                --            $325,654,815
    Putnam VT Global
     Asset Allocation
     Fund -- Class IB
  Shares 196,092
  Cost $3,436,770
      Market Value.......       --              --                 --                --               2,623,714
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               129,074           --                 223,525          --
  Receivable from fund
   shares sold...........       265,238         --                  207,869          --                 153,935
  Other Assets...........       --                     5           --                   1,832             3,414
                            -----------       ----------       ------------      ------------      ------------
  Total Assets...........    34,948,478        6,000,044        228,296,069       232,977,370       328,435,878
                            -----------       ----------       ------------      ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       265,238         --                  207,869          --                 153,936
  Payable for fund shares
   purchased.............       --               129,074           --                 223,525          --
  Other Liabilities......         1,909         --                      470          --                     389
                            -----------       ----------       ------------      ------------      ------------
  Total Liabilities......       267,147          129,074            208,339           223,525           154,325
                            -----------       ----------       ------------      ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $34,681,331       $5,870,970       $228,087,730      $232,753,845      $328,281,553
                            ===========       ==========       ============      ============      ============

  * Formerly Putnam Capital Manager Trust Separate Account Two. Changes effective April 1, 2001.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TEN*
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              GLOBAL
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Putnam VT Global
     Growth Fund --
     Class IA
    Shares 67,796,230
    Cost $1,024,263,759
      Market Value.......  $633,216,785
    Putnam VT Global
     Growth Fund --
     Class IB
    Shares 567,084
    Cost $11,548,315
      Market Value.......     5,256,872
    Putnam VT Growth and
     Income Fund --
     Class IA
    Shares 154,113,255
    Cost $3,425,944,746
      Market Value.......       --
    Putnam VT Growth and
     Income Fund --
     Class IB
    Shares 1,522,925
    Cost $39,921,551
      Market Value.......       --
    Putnam VT Growth
     Opportunities Fund
     -- Class IA
    Shares 6,020,428
    Cost $60,779,722
      Market Value.......       --
    Putnam VT Growth
     Opportunities Fund
     -- Class IB
    Shares 419,390
    Cost $3,461,912
      Market Value.......       --
    Putnam VT Health
     Sciences Fund --
     Class IA
    Shares 15,942,300
    Cost $170,225,239
      Market Value.......       --
    Putnam VT Health
     Sciences Fund --
     Class IB
    Shares 756,553
    Cost $8,285,698
      Market Value.......       --
    Putnam VT High Yield
     Fund -- Class IA
    Shares 42,607,886
    Cost $513,031,043
      Market Value.......       --
    Putnam VT High Yield
     Fund -- Class IB
    Shares 891,533
    Cost $8,708,174
      Market Value.......       --
    Putnam VT Income Fund
     -- Class IA
    Shares 28,219,159
    Cost $369,372,008
      Market Value.......       --
    Putnam VT Income Fund
     -- Class IB
    Shares 593,957
    Cost $7,789,884
      Market Value.......       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........       369,453
  Other Assets...........           607
                           ------------
  Total Assets...........   638,843,717
                           ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       369,515
  Payable for fund shares
   purchased.............       --
  Other Liabilities......           181
                           ------------
  Total Liabilities......       369,696
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $638,474,021
                           ============

  * Formerly Putnam Capital Manager Trust Separate Account Two. Changes effective April 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             GROWTH AND
                            INCOME FUND    GROWTH OPPORTUNITIES FUND  HEALTH SCIENCES FUND  HIGH YIELD FUND   INCOME FUND
                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------------------  --------------------  ---------------  -------------
ASSETS:
  Investments:
    Putnam VT Global
     Growth Fund --
     Class IA
    Shares 67,796,230
    Cost $1,024,263,759
      Market Value.......        --                --                        --                  --               --
    Putnam VT Global
     Growth Fund --
     Class IB
    Shares 567,084
    Cost $11,548,315
      Market Value.......        --                --                        --                  --               --
    Putnam VT Growth and
     Income Fund --
     Class IA
    Shares 154,113,255
    Cost $3,425,944,746
      Market Value.......  $3,630,908,293          --                        --                  --               --
    Putnam VT Growth and
     Income Fund --
     Class IB
    Shares 1,522,925
    Cost $39,921,551
      Market Value.......      35,697,361          --                        --                  --               --
    Putnam VT Growth
     Opportunities Fund
     -- Class IA
    Shares 6,020,428
    Cost $60,779,722
      Market Value.......        --               $31,968,472                --                  --               --
    Putnam VT Growth
     Opportunities Fund
     -- Class IB
    Shares 419,390
    Cost $3,461,912
      Market Value.......        --                 2,218,576                --                  --               --
    Putnam VT Health
     Sciences Fund --
     Class IA
    Shares 15,942,300
    Cost $170,225,239
      Market Value.......        --                --                     $187,322,022           --               --
    Putnam VT Health
     Sciences Fund --
     Class IB
    Shares 756,553
    Cost $8,285,698
      Market Value.......        --                --                        8,851,673           --               --
    Putnam VT High Yield
     Fund -- Class IA
    Shares 42,607,886
    Cost $513,031,043
      Market Value.......        --                --                        --              $343,845,640         --
    Putnam VT High Yield
     Fund -- Class IB
    Shares 891,533
    Cost $8,708,174
      Market Value.......        --                --                        --                 7,176,842         --
    Putnam VT Income Fund
     -- Class IA
    Shares 28,219,159
    Cost $369,372,008
      Market Value.......        --                --                        --                  --          $356,972,363
    Putnam VT Income Fund
     -- Class IB
    Shares 593,957
    Cost $7,789,884
      Market Value.......        --                --                        --                  --             7,483,853
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                    13,999                   64,707           --               --
  Receivable from fund
   shares sold...........       1,146,941          --                        --                    12,861         292,228
  Other Assets...........             289          --                            3,710              5,459              32
                           --------------         -----------             ------------       ------------    ------------
  Total Assets...........   3,667,752,884          34,201,047              196,242,112        351,040,802     364,748,476
                           --------------         -----------             ------------       ------------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       1,146,771          --                        --                    12,864         292,228
  Payable for fund shares
   purchased.............        --                    14,000                   64,707           --               --
  Other Liabilities......           2,827                 162                --                        64             402
                           --------------         -----------             ------------       ------------    ------------
  Total Liabilities......       1,149,598              14,162                   64,707             12,928         292,630
                           --------------         -----------             ------------       ------------    ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $3,666,603,286         $34,186,885             $196,177,405       $351,027,874    $364,455,846
                           ==============         ===========             ============       ============    ============

  * Formerly Putnam Capital Manager Trust Separate Account Two. Changes effective April 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TEN*
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           INTERNATIONAL
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Putnam VT
     International Growth
     Fund -- Class IA
    Shares 21,072,115
    Cost $304,918,915
      Market Value.......  $261,715,670
    Putnam VT
     International Growth
     Fund -- Class IB
    Shares 936,646
    Cost $15,218,042
      Market Value.......    11,576,948
    Putnam VT
     International Growth
     and Income Fund --
     Class IA
    Shares 16,594,496
    Cost $197,648,795
      Market Value.......       --
    Putnam VT
     International Growth
     and Income Fund --
     Class IB
    Shares 242,239
    Cost $3,135,643
      Market Value.......       --
    Putnam VT
     International New
     Opportunities Fund
     -- Class IA
    Shares 7,673,966
    Cost $85,449,085
      Market Value.......       --
    Putnam VT
     International New
     Opportunities Fund
     -- Class IB
    Shares 203,323
    Cost $3,821,107
      Market Value.......       --
    Putnam VT Investors
     Fund -- Class IA
    Shares 32,270,034
    Cost $379,108,262
      Market Value.......       --
    Putnam VT Investors
     Fund -- Class IB
    Shares 1,577,170
    Cost $19,530,424
      Market Value.......       --
    Putnam VT Money
     Market Fund --
     Class IA
    Shares 423,283,103
    Cost $423,283,103
      Market Value.......       --
    Putnam VT Money
     Market Fund --
     Class IB
    Shares 17,541,782
    Cost $17,541,782
      Market Value.......       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........       981,385
  Other Assets...........         2,877
                           ------------
  Total Assets...........   274,276,880
                           ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       981,397
  Payable for fund shares
   purchased.............       --
  Other Liabilities......         3,050
                           ------------
  Total Liabilities......       984,447
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $273,292,433
                           ============

  * Formerly Putnam Capital Manager Trust Separate Account Two. Changes effective April 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           INTERNATIONAL
                            GROWTH AND        INTERNATIONAL           INVESTORS        MONEY MARKET
                            INCOME FUND   NEW OPPORTUNITIES FUND        FUND               FUND
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------------  -----------------  -----------------
ASSETS:
  Investments:
    Putnam VT
     International Growth
     Fund -- Class IA
    Shares 21,072,115
    Cost $304,918,915
      Market Value.......       --               --                     --                 --
    Putnam VT
     International Growth
     Fund -- Class IB
    Shares 936,646
    Cost $15,218,042
      Market Value.......       --               --                     --                 --
    Putnam VT
     International Growth
     and Income Fund --
     Class IA
    Shares 16,594,496
    Cost $197,648,795
      Market Value.......  $161,962,284          --                     --                 --
    Putnam VT
     International Growth
     and Income Fund --
     Class IB
    Shares 242,239
    Cost $3,135,643
      Market Value.......     2,356,983          --                     --                 --
    Putnam VT
     International New
     Opportunities Fund
     -- Class IA
    Shares 7,673,966
    Cost $85,449,085
      Market Value.......       --             $75,204,864              --                 --
    Putnam VT
     International New
     Opportunities Fund
     -- Class IB
    Shares 203,323
    Cost $3,821,107
      Market Value.......       --               1,982,399              --                 --
    Putnam VT Investors
     Fund -- Class IA
    Shares 32,270,034
    Cost $379,108,262
      Market Value.......       --               --                 $300,434,012           --
    Putnam VT Investors
     Fund -- Class IB
    Shares 1,577,170
    Cost $19,530,424
      Market Value.......       --               --                   14,604,595           --
    Putnam VT Money
     Market Fund --
     Class IA
    Shares 423,283,103
    Cost $423,283,103
      Market Value.......       --               --                     --             $423,283,103
    Putnam VT Money
     Market Fund --
     Class IB
    Shares 17,541,782
    Cost $17,541,782
      Market Value.......       --               --                     --               17,541,782
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --                     --                4,299,748
  Receivable from fund
   shares sold...........       219,644             18,082                52,168           --
  Other Assets...........         3,582          --                     --                  106,265
                           ------------        -----------          ------------       ------------
  Total Assets...........   164,542,493         77,205,345           315,090,775        445,230,898
                           ------------        -----------          ------------       ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       219,672             18,085                52,180           --
  Payable for fund shares
   purchased.............       --               --                     --                4,298,768
  Other Liabilities......       --                   1,279                11,144           --
                           ------------        -----------          ------------       ------------
  Total Liabilities......       219,672             19,364                63,324          4,298,768
                           ------------        -----------          ------------       ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $164,322,821        $77,185,981          $315,027,451       $440,932,130
                           ============        ===========          ============       ============

  * Formerly Putnam Capital Manager Trust Separate Account Two. Changes effective April 1, 2001.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TEN*
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                  NEW
                           OPPORTUNITIES FUND
                              SUB-ACCOUNT
                           ------------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
     -- Class IA
    Shares 67,665,234
    Cost $1,189,958,435
      Market Value.......    $1,127,979,447
    Putnam VT New
     Opportunities Fund
     -- Class IB
    Shares 856,058
    Cost $28,644,716
      Market Value.......        14,167,753
    Putnam VT New Value
     Fund -- Class IA
    Shares 19,739,957
    Cost $236,319,876
      Market Value.......         --
    Putnam VT New Value
     Fund -- Class IB
    Shares 375,583
    Cost $4,880,563
      Market Value.......         --
    Putnam VT OTC &
     Emerging Growth Fund
     -- Class IA
    Shares 8,728,165
    Cost $160,382,521
      Market Value.......         --
    Putnam VT OTC &
     Emerging Growth Fund
     -- Class IB
    Shares 548,510
    Cost $10,156,445
      Market Value.......         --
    Putnam VT Research
     Fund -- Class IA
    Shares 10,845,281
    Cost $143,738,633
      Market Value.......         --
    Putnam VT Research
     Fund -- Class IB
    Shares 534,864
    Cost $7,047,089
      Market Value.......         --
    Putnam VT Small Cap
     Value Fund --
     Class IA
    Shares 8,746,107
    Cost $114,578,917
      Market Value.......         --
    Putnam VT Small Cap
     Value Fund --
     Class IB
    Shares 300,815
    Cost $3,931,521
      Market Value.......         --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           715,237
  Receivable from fund
   shares sold...........         --
  Other Assets...........             2,419
                             --------------
  Total Assets...........     1,142,864,856
                             --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --
  Payable for fund shares
   purchased.............           715,266
  Other Liabilities......               744
                             --------------
  Total Liabilities......           716,010
                             --------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $1,142,148,846
                             ==============

  * Formerly Putnam Capital Manager Trust Separate Account Two. Changes effective April 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                NEW       OTC & EMERGING                  SMALL CAP
                            VALUE FUND     GROWTH FUND    RESEARCH FUND   VALUE FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  -------------  ------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
     -- Class IA
    Shares 67,665,234
    Cost $1,189,958,435
      Market Value.......       --             --              --             --
    Putnam VT New
     Opportunities Fund
     -- Class IB
    Shares 856,058
    Cost $28,644,716
      Market Value.......       --             --              --             --
    Putnam VT New Value
     Fund -- Class IA
    Shares 19,739,957
    Cost $236,319,876
      Market Value.......  $265,897,216        --              --             --
    Putnam VT New Value
     Fund -- Class IB
    Shares 375,583
    Cost $4,880,563
      Market Value.......     5,040,325        --              --             --
    Putnam VT OTC &
     Emerging Growth Fund
     -- Class IA
    Shares 8,728,165
    Cost $160,382,521
      Market Value.......       --         $52,543,553         --             --
    Putnam VT OTC &
     Emerging Growth Fund
     -- Class IB
    Shares 548,510
    Cost $10,156,445
      Market Value.......       --           3,285,577         --             --
    Putnam VT Research
     Fund -- Class IA
    Shares 10,845,281
    Cost $143,738,633
      Market Value.......       --             --         $119,189,633        --
    Putnam VT Research
     Fund -- Class IB
    Shares 534,864
    Cost $7,047,089
      Market Value.......       --             --            5,851,415        --
    Putnam VT Small Cap
     Value Fund --
     Class IA
    Shares 8,746,107
    Cost $114,578,917
      Market Value.......       --             --              --        $131,978,759
    Putnam VT Small Cap
     Value Fund --
     Class IB
    Shares 300,815
    Cost $3,931,521
      Market Value.......       --             --              --           4,521,251
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --              --             470,247
  Receivable from fund
   shares sold...........       207,152        892,035         136,112        --
  Other Assets...........           286        --              --             --
                           ------------    -----------    ------------   ------------
  Total Assets...........   271,144,979     56,721,165     125,177,160    136,970,257
                           ------------    -----------    ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       207,126        892,035         136,112        --
  Payable for fund shares
   purchased.............       --             --              --             470,247
  Other Liabilities......       --               8,018           1,235             20
                           ------------    -----------    ------------   ------------
  Total Liabilities......       207,126        900,053         137,347        470,267
                           ------------    -----------    ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $270,937,853    $55,821,112    $125,039,813   $136,499,990
                           ============    ===========    ============   ============

  * Formerly Putnam Capital Manager Trust Separate Account Two. Changes effective April 1, 2001.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           TECHNOLOGY FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Putnam VT Technology
     Fund -- Class IA
    Shares 1,959,938
    Cost $16,717,684
      Market Value.......    $8,329,738
    Putnam VT Technology
     Fund -- Class IB
    Shares 115,430
    Cost $982,603
      Market Value.......       489,424
    Putnam VT Utilities
     Growth and Income
     Fund -- Class IA
    Shares 23,390,250
    Cost $299,795,327
      Market Value.......       --
    Putnam VT Utilities
     Growth and Income
     Fund -- Class IB
    Shares 283,701
    Cost $4,750,065
      Market Value.......       --
    Putnam VT Vista Fund
     -- Class IA
    Shares 20,875,345
    Cost $323,915,596
      Market Value.......       --
    Putnam VT Vista Fund
     -- Class IB
    Shares 706,334
    Cost $13,060,749
      Market Value.......       --
    Putnam VT Voyager
     Fund -- Class IA
    Shares 85,499,402
    Cost $2,774,828,221
      Market Value.......       --
    Putnam VT Voyager
     Fund -- Class IB
    Shares 999,005
    Cost $48,396,277
      Market Value.......       --
    Putnam VT Voyager
     Fund II -- Class IA
    Shares 671,809
    Cost $3,805,361
      Market Value.......       --
      Putnam VT Voyager
      Fund II --
      Class IB
      Shares 22,624
      Cost $127,912
        Market Value.....       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        55,655
  Receivable from fund
   shares sold...........       --
  Other Assets...........             9
                             ----------
  Total Assets...........     8,874,826
                             ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............        55,656
  Other Liabilities......           126
                             ----------
  Total Liabilities......        55,782
                             ----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $8,819,044
                             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                             UTILITIES
                             GROWTH AND                                      VOYAGER II
                            INCOME FUND      VISTA FUND      VOYAGER FUND       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ----------------  -----------
ASSETS:
  Investments:
    Putnam VT Technology
     Fund -- Class IA
    Shares 1,959,938
    Cost $16,717,684
      Market Value.......       --              --               --              --
    Putnam VT Technology
     Fund -- Class IB
    Shares 115,430
    Cost $982,603
      Market Value.......       --              --               --              --
    Putnam VT Utilities
     Growth and Income
     Fund -- Class IA
    Shares 23,390,250
    Cost $299,795,327
      Market Value.......   $303,371,538        --               --              --
    Putnam VT Utilities
     Growth and Income
     Fund -- Class IB
    Shares 283,701
    Cost $4,750,065
      Market Value.......      3,665,420        --               --              --
    Putnam VT Vista Fund
     -- Class IA
    Shares 20,875,345
    Cost $323,915,596
      Market Value.......       --          $237,770,178         --
    Putnam VT Vista Fund
     -- Class IB
    Shares 706,334
    Cost $13,060,749
      Market Value.......       --             8,009,832         --              --
    Putnam VT Voyager
     Fund -- Class IA
    Shares 85,499,402
    Cost $2,774,828,221
      Market Value.......       --              --          $2,455,542,833       --
    Putnam VT Voyager
     Fund -- Class IB
    Shares 999,005
    Cost $48,396,277
      Market Value.......       --              --              28,531,569       --
    Putnam VT Voyager
     Fund II -- Class IA
    Shares 671,809
    Cost $3,805,361
      Market Value.......       --              --               --          $3,345,607
      Putnam VT Voyager
      Fund II --
      Class IB
      Shares 22,624
      Cost $127,912
        Market Value.....       --              --               --             112,440
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --               --             119,969
  Receivable from fund
   shares sold...........        103,889         223,491         2,112,235       --
  Other Assets...........             96        --                   2,145            8
                            ------------    ------------    --------------   ----------
  Total Assets...........    307,140,943     246,003,501     2,486,188,782    3,578,024
                            ------------    ------------    --------------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        103,890         223,548         2,112,420       --
  Payable for fund shares
   purchased.............       --              --               --             119,969
  Other Liabilities......          6,415           1,719         --              --
                            ------------    ------------    --------------   ----------
  Total Liabilities......        110,305         225,267         2,112,420      119,969
                            ------------    ------------    --------------   ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $307,030,638    $245,778,234    $2,484,076,362   $3,458,055
                            ============    ============    ==============   ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Putnam VT American Government
   Income Fund -- Class IA 0.95%...        4,210   $11.750027  $        49,464
  Putnam VT American Government
   Income Fund -- Class IA 1.40%...    5,738,547    11.649225       66,849,623
  Putnam VT American Government
   Income Fund -- Class IA 1.55%...       51,620    11.615824          599,609
  Putnam VT American Government
   Income Fund -- Class IA 1.60%...        2,653    11.627802           30,847
  Putnam VT American Government
   Income Fund -- Class IA 1.75%...       77,519    11.594459          898,793
  Putnam VT American Government
   Income Fund -- Class IB 1.50%...      103,862    11.593784        1,204,151
  Putnam VT American Government
   Income Fund -- Class IB 1.65%...        3,204    11.560528           37,035
  Putnam VT American Government
   Income Fund -- Class IB 1.65%...       25,925    11.430178          296,330
  Putnam VT American Government
   Income Fund -- Class IB 1.70%...       41,136    10.853488          446,464
  Putnam VT American Government
   Income Fund -- Class IB 1.80%...       11,039    11.399042          125,831
  Putnam VT American Government
   Income Fund -- Class IB 1.85%...          279    10.833872            3,018
  Putnam VT American Government
   Income Fund -- Class IB 1.85%...        2,779    11.409155           31,704
  Putnam VT American Government
   Income Fund -- Class IB 1.90%...          701    10.833525            7,594
  Putnam VT Asia Pacific Growth
   Fund -- Class IA 0.95%..........        2,747     5.685760           15,622
  Putnam VT Asia Pacific Growth
   Fund -- Class IA 1.40%..........    4,724,365     7.231080       34,162,263
  Putnam VT Asia Pacific Growth
   Fund -- Class IA 1.55%..........       19,705     7.202235          141,919
  Putnam VT Asia Pacific Growth
   Fund -- Class IA 1.60%..........        1,276     7.217737            9,212
  Putnam VT Asia Pacific Growth
   Fund -- CI IB 1.50%.............       26,280     8.830103          232,052
  Putnam VT Asia Pacific Growth
   Fund -- CI IB 1.65%.............       11,171     4.442197           49,624
  Putnam VT Asia Pacific Growth
   Fund -- CI IB 1.85%.............        3,526     4.433993           15,634
  Putnam VT Capital Appreciation
   Fund -- Class IA 0.95%..........        3,806     8.132348           30,950
  Putnam VT Capital Appreciation
   Fund -- Class IA 1.40%..........      650,871     8.089786        5,265,409
  Putnam VT Capital Appreciation
   Fund -- Class IA 1.55%..........       10,304     8.075655           83,212
  Putnam VT Capital Appreciation
   Fund -- Class IA 1.60%..........        6,716     8.074879           54,232
  Putnam VT Capital Appreciation
   Fund -- Class IA 1.75%..........        2,672     8.060768           21,535
  Putnam VT Capital Appreciation
   Fund -- Class IB 1.50%..........       13,660     8.059697          110,092
  Putnam VT Capital Appreciation
   Fund -- Class IB 1.65%..........        5,691     8.045612           45,786
  Putnam VT Capital Appreciation
   Fund -- Class IB 1.70%..........       13,398     8.040927          107,735
  Putnam VT Capital Appreciation
   Fund -- Class IB 1.80%..........        1,678     8.031550           13,477
  Putnam VT Capital Appreciation
   Fund -- Class IB 1.85%..........        5,078     8.026872           40,761
  Putnam VT Capital Appreciation
   Fund -- Class IB 2.05%..........       11,714     8.012084           93,850
  Putnam VT Diversified Income Fund
   -- Class IA 0.95%...............       25,455    10.448504          265,971
  Putnam VT Diversified Income Fund
   -- Class IA 1.10%...............        1,324    10.413874           13,787
  Putnam VT Diversified Income Fund
   -- Class IA 1.15%...............        1,617    10.429277           16,865
  Putnam VT Diversified Income Fund
   -- Class IA 1.30%...............        1,316    10.394714           13,683
  Putnam VT Diversified Income Fund
   -- Class IA 1.40%...............   17,465,945    12.662840      221,168,470
  Putnam VT Diversified Income Fund
   -- Class IA 1.55%...............      137,116    12.612373        1,729,356
  Putnam VT Diversified Income Fund
   -- Class IA 1.60%...............        4,632    12.639543           58,541
  Putnam VT Diversified Income Fund
   -- Class IA 1.75%...............        8,254    12.589166          103,912
  Putnam VT Diversified Income Fund
   -- Class IB 1.50%...............      330,479     9.532781        3,150,381
  Putnam VT Diversified Income Fund
   -- Class IB 1.65%...............        3,672     9.500665           34,882
  Putnam VT Diversified Income Fund
   -- Class IB 1.65%...............       72,455     9.957496          721,470
  Putnam VT Diversified Income Fund
   -- Class IB 1.70%...............       21,019    10.185626          214,087
  Putnam VT Diversified Income Fund
   -- Class IB 1.80%...............        5,512     9.930337           54,735
  Putnam VT George Putnam Fund of
   Boston -- Class IA 0.95%........      160,285    11.056519        1,772,198
  Putnam VT George Putnam Fund of
   Boston -- Class IA 1.10%........       13,207    11.019871          145,544
  The George Putnam Fund of Boston
   -- Class IA 1.15%...............        5,421    11.036183           59,824
  The George Putnam Fund of Boston
   -- Class IA 1.30%...............        2,977    10.999598           32,741
  The George Putnam Fund of Boston
   -- Class IA 1.40%...............   19,769,625    10.825575      214,017,556
  The George Putnam Fund of Boston
   -- Class IA 1.55%...............      343,344    10.782424        3,702,079
  The George Putnam Fund of Boston
   -- Class IA 1.60%...............       22,100    10.805651          238,805
  The George Putnam Fund of Boston
   -- Class IA 1.75%...............       12,602    10.762580          135,632
  The George Putnam Fund of Boston
   -- Class IB 1.50%...............      898,737    10.902633        9,798,595
  The George Putnam Fund of Boston
   -- Class IB 1.65%...............        2,071    10.865920           22,508
  The George Putnam Fund of Boston
   -- Class IB 1.65%...............       62,565    11.492263          719,008
  The George Putnam Fund of Boston
   -- Class IB 1.70%...............       60,430    10.483375          633,514
  The George Putnam Fund of Boston
   -- Class IB 1.80%...............       15,834    11.460960          181,475
  The George Putnam Fund of Boston
   -- Class IB 1.85%...............        3,340    10.464405           34,955
  The George Putnam Fund of Boston
   -- Class IB 1.85%...............        5,636    11.471118           64,651

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  The George Putnam Fund of Boston
   -- Class IB 1.90%...............          204   $10.464087  $         2,139
  The George Putnam Fund of Boston
   -- Class IB 2.05%...............        4,449    10.445143           46,467
  Putnam VT Global Asset Allocation
   Fund -- Class IA 0.95%..........       23,151     9.449394          218,763
  Putnam VT Global Asset Allocation
   Fund -- Class IA 1.40%..........   11,418,515    28.275819      322,867,858
  Putnam VT Global Asset Allocation
   Fund -- Class IA 1.55%..........       48,944    28.163138        1,378,411
  Putnam VT Global Asset Allocation
   Fund -- Class IA 1.60%..........        5,636    28.223742          159,082
  Putnam VT Global Asset Allocation
   Fund -- Class IA 1.75%..........        2,504    28.111259           70,400
  Putnam VT Global Asset Allocation
   Fund -- Class IB 1.50%..........      245,595     9.471923        2,326,255
  Putnam VT Global Asset Allocation
   Fund -- Class IB 1.65%..........          880     9.439999            8,306
  Putnam VT Global Asset Allocation
   Fund -- Class IB 1.65%..........        3,671     8.595205           31,555
  Putnam VT Global Asset Allocation
   Fund -- Class IB 1.70%..........       26,509     8.989639          238,308
  Putnam VT Global Asset Allocation
   Fund -- Class IB 1.90%..........        2,530     8.973078           22,703
  Putnam VT Global Growth Fund --
   Class IA 0.95%..................      126,203     7.009104          884,569
  Putnam VT Global Growth Fund --
   Class IA 1.10%..................        1,499     6.985837           10,473
  Putnam VT Global Growth Fund --
   Class IA 1.15%..................        1,475     6.996175           10,319
  Putnam VT Global Growth Fund --
   Class IA 1.30%..................        2,818     6.972951           19,649
  Putnam VT Global Growth Fund --
   Class IA 1.40%..................   32,035,467    19.527412      625,569,764
  Putnam VT Global Growth Fund --
   Class IA 1.55%..................      168,167    19.449456        3,270,762
  Putnam VT Global Growth Fund --
   Class IA 1.60%..................       17,577    19.491392          342,609
  Putnam VT Global Growth Fund --
   Class IA 1.75%..................        4,077    19.413581           79,151
  Putnam VT Global Growth Fund --
   Class IB 1.50%..................      492,407     8.092985        3,985,043
  Putnam VT Global Growth Fund --
   Class IB 1.65%..................       12,545     8.065687          101,181
  Putnam VT Global Growth Fund --
   Class IB 1.65%..................      184,573     4.524406          835,082
  Putnam VT Global Growth Fund --
   Class IB 1.70%..................       26,691     6.098666          162,777
  Putnam VT Global Growth Fund --
   Class IB 1.80%..................       25,694     4.512036          115,933
  Putnam VT Global Growth Fund --
   Class IB 1.85%..................        2,159     6.087596           13,144
  Putnam VT Global Growth Fund --
   Class IB 2.00%..................        9,665     4.503720           43,531
  Putnam VT Growth and Income Fund
   -- Class IA 0.95%...............      715,521    10.262749        7,343,211
  Putnam VT Growth and Income Fund
   -- Class IA 1.10%...............       37,845    10.228720          387,108
  Putnam VT Growth and Income Fund
   -- Class IA 1.15%...............       15,531    10.243840          159,093
  Putnam VT Growth and Income Fund
   -- Class IA 1.30%...............        5,422    10.209886           55,358
  Putnam VT Growth and Income Fund
   -- Class IA 1.40%...............   79,619,598    45.027810    3,585,096,120
  Putnam VT Growth and Income Fund
   -- Class IA 1.55%...............      503,559    44.848302       22,583,781
  Putnam VT Growth and Income Fund
   -- Class IA 1.60%...............       37,635    44.944897        1,691,510
  Putnam VT Growth and Income Fund
   -- Class IA 1.75%...............       18,174    44.765717          813,587
  Putnam VT Growth and Income Fund
   -- Class IB 1.50%...............    2,678,825    10.234725       27,417,038
  Putnam VT Growth and Income Fund
   -- Class IB 1.65%...............       40,459    10.200252          412,691
  Putnam VT Growth and Income Fund
   -- Class IB 1.65%...............      421,275    11.009549        4,638,044
  Putnam VT Growth and Income Fund
   -- Class IB 1.70%...............      128,322     9.810273        1,258,878
  Putnam VT Growth and Income Fund
   -- Class IB 1.80%...............      113,480    10.979560        1,245,959
  Putnam VT Growth and Income Fund
   -- Class IB 1.85%...............       10,542     9.792513          103,233
  Putnam VT Growth and Income Fund
   -- Class IB 1.85%...............       20,101    10.989278          220,900
  Putnam VT Growth and Income Fund
   -- Class IB 1.90%...............        6,865     9.792204           67,219
  Putnam VT Growth and Income Fund
   -- Class IB 2.00%...............       12,568    10.959345          137,732
  Putnam VT Growth and Income Fund
   -- Class IB 2.05%...............       17,535     9.774478          171,396
  Putnam VT Growth Opportunities
   Fund -- Class IA 0.95%..........       80,443     5.214007          419,429
  Putnam VT Growth Opportunities
   Fund -- Class IA 1.10%..........        1,576     5.199007            8,194
  Putnam VT Growth Opportunities
   Fund -- Class IA 1.15%..........          138     5.204371              719
  Putnam VT Growth Opportunities
   Fund -- Class IA 1.40%..........    5,979,979     5.169128       30,911,278
  Putnam VT Growth Opportunities
   Fund -- Class IA 1.55%..........       75,013     5.154270          386,635
  Putnam VT Growth Opportunities
   Fund -- Class IA 1.60%..........       30,515     5.159594          157,443
  Putnam VT Growth Opportunities
   Fund -- Class IA 1.75%..........       10,979     5.144756           56,486
  Putnam VT Growth Opportunities
   Fund -- Class IB 1.50%..........      161,009     5.139801          827,556
  Putnam VT Growth Opportunities
   Fund -- Class IB 1.65%..........        9,469     5.125001           48,529
  Putnam VT Growth Opportunities
   Fund -- Class IB 1.65%..........      132,096     4.649526          614,186
  Putnam VT Growth Opportunities
   Fund -- Class IB 1.70%..........       82,801     5.314947          440,084
  Putnam VT Growth Opportunities
   Fund -- Class IB 1.80%..........       11,095     4.636811           51,444
  Putnam VT Growth Opportunities
   Fund -- Class IB 1.85%..........        3,620     4.640948           16,798
  Putnam VT Growth Opportunities
   Fund -- Class IB 1.85%..........       28,488     5.305284          151,135
  Putnam VT Growth Opportunities
   Fund -- Class IB 1.90%..........          303     5.305132            1,610

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Putnam VT Growth Opportunities
   Fund -- Class IB 2.00%..........        1,913   $ 4.628253  $         8,851
  Putnam VT Growth Opportunities
   Fund -- Class IB 2.05%..........       11,023     5.295501           58,370
  Putnam VT Health Sciences Fund --
   Class IA 0.95%..................       88,210    11.890715        1,048,879
  Putnam VT Health Sciences Fund --
   Class IA 1.10%..................        2,012    11.851310           23,847
  Putnam VT Health Sciences Fund --
   Class IA 1.15%..................        2,025    11.868833           24,038
  Putnam VT Health Sciences Fund --
   Class IA 1.30%..................          166    11.829497            1,959
  Putnam VT Health Sciences Fund --
   Class IA 1.40%..................   16,342,593    11.188818      182,854,303
  Putnam VT Health Sciences Fund --
   Class IA 1.55%..................      246,213    11.144205        2,743,848
  Putnam VT Health Sciences Fund --
   Class IA 1.60%..................       31,024    11.168217          346,479
  Putnam VT Health Sciences Fund --
   Class IA 1.75%..................        9,257    11.123699          102,974
  Putnam VT Health Sciences Fund --
   Class IB 1.50%..................      633,486    11.042681        6,995,381
  Putnam VT Health Sciences Fund --
   Class IB 1.65%..................       18,796    11.005487          206,859
  Putnam VT Health Sciences Fund --
   Class IB 1.65%..................      114,141     8.870173        1,012,454
  Putnam VT Health Sciences Fund --
   Class IB 1.70%..................       22,948     8.106175          186,020
  Putnam VT Health Sciences Fund --
   Class IB 1.80%..................       33,228     8.846005          293,939
  Putnam VT Health Sciences Fund --
   Class IB 1.85%..................        2,593     8.091503           20,984
  Putnam VT Health Sciences Fund --
   Class IB 1.85%..................        6,020     8.853865           53,300
  Putnam VT Health Sciences Fund --
   Class IB 1.90%..................        5,534     8.091265           44,781
  Putnam VT Health Sciences Fund --
   Class IB 2.00%..................        3,606     8.829731           31,838
  Putnam VT High Yield Fund --
   Class IA 0.95%..................       68,439     9.660352          661,145
  Putnam VT High Yield Fund --
   Class IA 1.10%..................        5,117     9.628333           49,267
  Putnam VT High Yield Fund --
   Class IA 1.15%..................        2,454     9.642583           23,663
  Putnam VT High Yield Fund --
   Class IA 1.30%..................          573     9.610611            5,505
  Putnam VT High Yield Fund --
   Class IA 1.40%..................   14,797,303    22.931945      339,330,947
  Putnam VT High Yield Fund --
   Class IA 1.55%..................      128,364    22.840596        2,931,904
  Putnam VT High Yield Fund --
   Class IA 1.60%..................        6,680    22.889742          152,896
  Putnam VT High Yield Fund --
   Class IA 1.75%..................        5,711    22.798560          130,198
  Putnam VT High Yield Fund --
   Class IB 1.50%..................      671,605     8.532711        5,730,614
  Putnam VT High Yield Fund --
   Class IB 1.65%..................       74,995     9.095681          682,129
  Putnam VT High Yield Fund --
   Class IB 1.70%..................       13,916     9.700052          134,981
  Putnam VT High Yield Fund --
   Class IB 1.80%..................       65,736     9.070885          596,283
  Putnam VT High Yield Fund --
   Class IB 1.85%..................          222     9.078947            2,014
  Putnam VT High Yield Fund --
   Class IB 1.85%..................        2,118     9.682495           20,506
  Putnam VT High Yield Fund --
   Class IB 1.90%..................        1,059     9.682206           10,250
  Putnam VT Income Fund -- Class IA
   0.95%...........................       44,876    11.473003          514,865
  Putnam VT Income Fund -- Class IA
   1.10%...........................        7,610    11.434966           87,026
  Putnam VT Income Fund -- Class IA
   1.15%...........................        5,584    11.451916           63,950
  Putnam VT Income Fund -- Class IA
   1.30%...........................        1,924    11.413948           21,956
  Putnam VT Income Fund -- Class IA
   1.40%...........................   15,106,499    23.235158      351,001,884
  Putnam VT Income Fund -- Class IA
   1.55%...........................      171,282    23.142567        3,963,915
  Putnam VT Income Fund -- Class IA
   1.60%...........................       14,062    23.192427          326,130
  Putnam VT Income Fund -- Class IA
   1.75%...........................       17,232    23.100010          398,059
  Putnam VT Income Fund -- Class IB
   1.50%...........................      462,288    11.139145        5,149,497
  Putnam VT Income Fund -- Class IB
   1.65%...........................        2,201    11.101632           24,433
  Putnam VT Income Fund -- Class IB
   1.65%...........................       88,597    11.161174          988,851
  Putnam VT Income Fund -- Class IB
   1.70%...........................       82,551    10.821388          893,315
  Putnam VT Income Fund -- Class IB
   1.80%...........................       16,420    11.130753          182,766
  Putnam VT Income Fund -- Class IB
   1.85%...........................        3,010    10.801806           32,515
  Putnam VT Income Fund -- Class IB
   1.85%...........................       12,253    11.140654          136,501
  Putnam VT Income Fund -- Class IB
   2.00%...........................        5,840    11.110291           64,880
  Putnam VT Income Fund -- Class IB
   2.05%...........................        1,032    10.781937           11,127
  Putnam VT International Growth
   Fund -- Class IA 0.95%..........       89,640     9.339743          837,218
  Putnam VT International Growth
   Fund -- Class IA 1.10%..........       15,233     9.308760          141,798
  Putnam VT International Growth
   Fund -- Class IA 1.15%..........        5,136     9.322535           47,883
  Putnam VT International Growth
   Fund -- Class IA 1.30%..........          253     9.291597            2,353
  Putnam VT International Growth
   Fund -- Class IA 1.40%..........   17,275,638    14.832916      256,248,082
  Putnam VT International Growth
   Fund -- Class IA 1.55%..........      216,644    14.773776        3,200,647
  Putnam VT International Growth
   Fund -- Class IA 1.60%..........       14,337    14.805575          212,275
  Putnam VT International Growth
   Fund -- Class IA 1.75%..........        8,799    14.746548          129,758
  Putnam VT International Growth
   Fund -- Class IB 1.50%..........      885,010    10.446772        9,245,497

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Putnam VT International Growth
   Fund -- Class IB 1.65%..........        9,394   $10.411574  $        97,808
  Putnam VT International Growth
   Fund -- Class IB 1.65%..........      165,210     6.431244        1,062,506
  Putnam VT International Growth
   Fund -- Class IB 1.70%..........       73,356     8.050565          590,560
  Putnam VT International Growth
   Fund -- Class IB 1.80%..........       51,931     6.413701          333,070
  Putnam VT International Growth
   Fund -- Class IB 1.85%..........        3,182     8.035976           25,572
  Putnam VT International Growth
   Fund -- Class IB 1.85%..........       22,760     6.419399          146,106
  Putnam VT International Growth
   Fund -- Class IB 1.90%..........        6,850     8.035732           55,047
  Putnam VT International Growth
   Fund -- Class IB 2.00%..........        2,400     6.401873           15,363
  Putnam VT International Growth
   Fund -- Class IB 2.05%..........          295     8.021159            2,369
  Putnam VT International Growth
   and Income Fund -- Class IA
   0.95%...........................      140,396     8.443423        1,185,419
  Putnam VT International Growth
   and Income Fund -- Class IA
   1.10%...........................        6,364     8.415419           53,555
  Putnam VT International Growth
   and Income Fund -- Class IA
   1.15%...........................        1,092     8.427863            9,206
  Putnam VT International Growth
   and Income Fund -- Class IA
   1.30%...........................          437     8.399902            3,675
  Putnam VT International Growth
   and Income Fund -- Class IA
   1.40%...........................   12,807,738    12.412792      158,979,784
  Putnam VT International Growth
   and Income Fund -- Class IA
   1.55%...........................       83,178    12.363280        1,028,356
  Putnam VT International Growth
   and Income Fund -- Class IA
   1.60%...........................        3,558    12.389909           44,082
  Putnam VT International Growth
   and Income Fund -- Class IA
   1.75%...........................        8,533    12.340491          105,308
  Putnam VT International Growth
   and Income Fund -- Class IB
   1.50%...........................      232,501     9.084354        2,112,123
  Putnam VT International Growth
   and Income Fund -- Class IB
   1.65%...........................          844     9.053729            7,644
  Putnam VT International Growth
   and Income Fund -- Class IB
   1.65%...........................       16,745     8.089781          135,462
  Putnam VT International Growth
   and Income Fund -- Class IB
   1.70%...........................        1,706     8.432770           14,384
  Putnam VT International Growth
   and Income Fund -- Class IB
   1.80%...........................           49     8.067699              397
  Putnam VT International Growth
   and Income Fund -- Class IB
   1.85%...........................          379     8.417482            3,187
  Putnam VT International Growth
   and Income Fund -- Class IB
   1.85%...........................        2,077     8.074866           16,774
  Putnam VT International Growth
   and Income Fund -- Class IB
   1.90%...........................          250     8.417225            2,107
  Putnam VT International Growth
   and Income Fund -- Class IB
   2.05%...........................        7,786     8.401970           65,417
  Putnam VT International New
   Opportunities Fund -- Class IA
   0.95%...........................       42,322     6.529738          276,349
  Putnam VT International New
   Opportunities Fund -- Class IA
   1.10%...........................          828     6.508058            5,391
  Putnam VT International New
   Opportunities Fund -- Class IA
   1.40%...........................    7,716,141     9.593412       74,024,124
  Putnam VT International New
   Opportunities Fund -- Class IA
   1.55%...........................       66,462     9.555173          635,051
  Putnam VT International New
   Opportunities Fund -- Class IA
   1.60%...........................        3,868     9.575724           37,038
  Putnam VT International New
   Opportunities Fund -- Class IA
   1.75%...........................          541     9.537548            5,162
  Putnam VT International New
   Opportunities Fund -- Class IB
   1.50%...........................      176,193     8.082895        1,424,148
  Putnam VT International New
   Opportunities Fund -- Class IB
   1.65%...........................        1,103     8.055624            8,882
  Putnam VT International New
   Opportunities Fund -- Class IB
   1.65%...........................      108,555     3.761733          408,355
  Putnam VT International New
   Opportunities Fund -- Class IB
   1.70%...........................        4,838     6.259083           30,283
  Putnam VT International New
   Opportunities Fund -- Class IB
   1.80%...........................        6,039     3.751447           22,655
  Putnam VT International New
   Opportunities Fund -- Class IB
   1.85%...........................          942     6.247715            5,888
  Putnam VT International New
   Opportunities Fund -- Class IB
   1.85%...........................        4,258     3.754796           15,989
  Putnam VT International New
   Opportunities Fund -- Class IB
   1.90%...........................        1,179     6.247543            7,368
  Putnam VT International New
   Opportunities Fund -- Class IB
   2.05%...........................        9,278     6.236206           57,858
  Putnam VT Investors Fund -- Class
   IA 0.95%........................      310,700     7.491233        2,327,529
  Putnam VT Investors Fund -- Class
   IA 1.10%........................      128,612     0.746639           96,027
  Putnam VT Investors Fund -- Class
   IA 1.40%........................   33,075,739     8.767459      289,990,184
  Putnam VT Investors Fund -- Class
   IA 1.55%........................      626,785     8.732477        5,473,387
  Putnam VT Investors Fund -- Class
   IA 1.60%........................       65,126     8.751284          569,937
  Putnam VT Investors Fund -- Class
   IA 1.75%........................       17,659     8.716379          153,927
  Putnam VT Investors Fund -- Class
   IB 1.50%........................    1,350,003     8.243031       11,128,113
  Putnam VT Investors Fund -- Class
   IB 1.65%........................       25,204     8.215235          207,054
  Putnam VT Investors Fund -- Class
   IB 1.65%........................      336,421     6.096085        2,050,854
  Putnam VT Investors Fund -- Class
   IB 1.70%........................       73,018     6.592588          481,376
  Putnam VT Investors Fund -- Class
   IB 1.80%........................       80,122     6.079439          487,096
  Putnam VT Investors Fund -- Class
   IB 1.85%........................        1,282     6.580609            8,437
  Putnam VT Investors Fund -- Class
   IB 1.85%........................       22,865     6.084859          139,129
  Putnam VT Investors Fund -- Class
   IB 1.90%........................        1,001     6.580429            6,587
  Putnam VT Investors Fund -- Class
   IB 2.00%........................        4,213     6.068231           25,565
  Putnam VT Investors Fund -- Class
   IB 2.05%........................        5,614     6.568484           36,876
  Putnam VT Money Market Fund --
   Class IA 0.95%..................      120,933     1.092134          132,075
  Putnam VT Money Market Fund --
   Class IA 1.40%..................  244,882,470     1.705929      417,752,107
  Putnam VT Money Market Fund --
   Class IA 1.55%..................    2,110,680     1.699141        3,586,344

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Putnam VT Money Market Fund --
   Class IA 1.60%..................      122,216   $ 1.702784  $       208,107
  Putnam VT Money Market Fund --
   Class IA 1.75%..................      572,690     1.696011          971,288
  Putnam VT Money Market Fund --
   Class IB 1.50%..................   11,923,004     1.114707       13,290,656
  Putnam VT Money Market Fund --
   Class IB 1.65%..................    1,122,330     1.056051        1,185,238
  Putnam VT Money Market Fund --
   Class IB 1.65%..................    1,294,661     1.110957        1,438,313
  Putnam VT Money Market Fund --
   Class IB 1.70%..................      493,297     1.029531          507,865
  Putnam VT Money Market Fund --
   Class IB 1.80%..................      188,947     1.053177          198,995
  Putnam VT Money Market Fund --
   Class IB 1.85%..................       70,284     1.027655           72,228
  Putnam VT Money Market Fund --
   Class IB 1.85%..................      241,837     1.054108          254,923
  Putnam VT Money Market Fund --
   Class IB 1.90%..................       15,945     1.027595           16,385
  Putnam VT Money Market Fund --
   Class IB 2.00%..................      429,261     1.051247          451,260
  Putnam VT Money Market Fund --
   Class IB 2.05%..................      130,288     1.025754          133,642
  Putnam VT New Opportunities Fund
   -- Class IA 0.95%...............      180,579     7.410076        1,338,105
  Putnam VT New Opportunities Fund
   -- Class IA 1.10%...............       10,516     7.385445           77,666
  Putnam VT New Opportunities Fund
   -- Class IA 1.15%...............        4,197     7.396386           31,045
  Putnam VT New Opportunities Fund
   -- Class IA 1.30%...............        1,854     7.371802           13,668
  Putnam VT New Opportunities Fund
   -- Class IA 1.40%...............   53,655,743    20.841267    1,118,253,675
  Putnam VT New Opportunities Fund
   -- Class IA 1.55%...............      253,019    20.758029        5,252,183
  Putnam VT New Opportunities Fund
   -- Class IA 1.60%...............       21,328    20.802764          443,678
  Putnam VT New Opportunities Fund
   -- Class IA 1.75%...............        6,275    20.719679          130,022
  Putnam VT New Opportunities Fund
   -- Class IB 1.50%...............    1,154,397     8.811005       10,171,401
  Putnam VT New Opportunities Fund
   -- Class IB 1.65%...............       58,734     8.781255          515,757
  Putnam VT New Opportunities Fund
   -- Class IB 1.65%...............      632,844     4.136924        2,618,028
  Putnam VT New Opportunities Fund
   -- Class IB 1.70%...............       84,872     5.336168          452,892
  Putnam VT New Opportunities Fund
   -- Class IB 1.80%...............       34,082     4.125592          140,607
  Putnam VT New Opportunities Fund
   -- Class IB 1.85%...............        2,988     5.326462           15,916
  Putnam VT New Opportunities Fund
   -- Class IB 1.85%...............       23,035     4.129279           95,119
  Putnam VT New Opportunities Fund
   -- Class IB 1.90%...............       15,381     5.326304           81,923
  Putnam VT New Opportunities Fund
   -- Class IB 2.05%...............       14,175     5.316623           75,364
  Putnam VT New Value Fund -- Class
   IA 0.95%........................       70,484    12.917949          910,503
  Putnam VT New Value Fund -- Class
   IA 1.10%........................       14,435    12.875156          185,848
  Putnam VT New Value Fund -- Class
   IA 1.15%........................        2,644    12.894170           34,091
  Putnam VT New Value Fund -- Class
   IA 1.40%........................   17,623,437    14.827561      261,312,586
  Putnam VT New Value Fund -- Class
   IA 1.55%........................      155,832    14.768516        2,301,408
  Putnam VT New Value Fund -- Class
   IA 1.60%........................       11,689    14.800262          172,996
  Putnam VT New Value Fund -- Class
   IA 1.75%........................       17,269    14.741324          254,575
  Putnam VT New Value Fund -- Class
   IB 1.50%........................      247,972    12.489871        3,097,144
  Putnam VT New Value Fund -- Class
   IB 1.65%........................        4,835    12.447816           60,180
  Putnam VT New Value Fund -- Class
   IB 1.65%........................       90,642    13.716360        1,243,272
  Putnam VT New Value Fund -- Class
   IB 1.70%........................       17,021    11.340756          193,026
  Putnam VT New Value Fund -- Class
   IB 1.80%........................       13,120    13.679005          179,468
  Putnam VT New Value Fund -- Class
   IB 1.85%........................        1,957    13.691101           26,793
  Putnam VT New Value Fund -- Class
   IB 1.85%........................        5,122    11.320243           57,980
  Putnam VT New Value Fund -- Class
   IB 1.90%........................        7,151    11.319880           80,946
  Putnam VT New Value Fund -- Class
   IB 2.05%........................        9,001    11.299394          101,708
  Putnam VT OTC and Emerging Growth
   Fund -- Class IA 0.95%..........       65,346     4.276194          279,433
  Putnam VT OTC and Emerging Growth
   Fund -- Class IA 1.10%..........        5,847     4.261965           24,921
  Putnam VT OTC and Emerging Growth
   Fund -- Class IA 1.40%..........    8,762,680     5.777364       50,625,195
  Putnam VT OTC and Emerging Growth
   Fund -- Class IA 1.55%..........      245,008     5.754240        1,409,833
  Putnam VT OTC and Emerging Growth
   Fund -- Class IA 1.60%..........       14,480     5.766671           83,501
  Putnam VT OTC and Emerging Growth
   Fund -- Class IA 1.75%..........        5,227     5.743581           30,020
  Putnam VT OTC and Emerging Growth
   Fund -- Class IB 1.50%..........      452,327     5.901791        2,669,537
  Putnam VT OTC and Emerging Growth
   Fund -- Class IB 1.65%..........       11,820     5.881824           69,521
  Putnam VT OTC and Emerging Growth
   Fund -- Class IB 1.65%..........      189,554     1.860669          352,697
  Putnam VT OTC and Emerging Growth
   Fund -- Class IB 1.70%..........       19,895     3.708829           73,788
  Putnam VT OTC and Emerging Growth
   Fund -- Class IB 1.80%..........       58,890     1.855558          109,272
  Putnam VT OTC and Emerging Growth
   Fund -- Class IB 1.85%..........        2,315     3.702069            8,570
  Putnam VT Research Fund -- Class
   IA 0.95%........................       73,129     9.279114          678,573
  Putnam VT Research Fund -- Class
   IA 1.10%........................        7,324     9.248337           67,731
  Putnam VT Research Fund -- Class
   IA 1.15%........................        8,803     9.262013           81,532

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Putnam VT Research Fund -- Class
   IA 1.30%........................        2,168   $ 9.231292  $        20,011
  Putnam VT Research Fund -- Class
   IA 1.40%........................    9,461,971    12.212660      115,555,840
  Putnam VT Research Fund -- Class
   IA 1.55%........................      178,357    12.163953        2,169,524
  Putnam VT Research Fund -- Class
   IA 1.60%........................       21,617    12.190133          263,517
  Putnam VT Research Fund -- Class
   IA 1.75%........................       17,394    12.141512          211,189
  Putnam VT Research Fund -- Class
   IB 1.50%........................      282,479    12.100495        3,418,139
  Putnam VT Research Fund -- Class
   IB 1.65%........................       21,266    12.059704          256,466
  Putnam VT Research Fund -- Class
   IB 1.65%........................      143,286     7.886783        1,130,065
  Putnam VT Research Fund -- Class
   IB 1.70%........................       80,982     7.968126          645,273
  Putnam VT Research Fund -- Class
   IB 1.80%........................       11,134     7.865261           87,570
  Putnam VT Research Fund -- Class
   IB 1.85%........................        7,026     7.872234           55,307
  Putnam VT Research Fund -- Class
   IB 1.85%........................       26,552     7.953680          211,186
  Putnam VT Research Fund -- Class
   IB 1.90%........................        5,401     7.953440           42,953
  Putnam VT Research Fund -- Class
   IB 2.05%........................          551     7.939014            4,377
  Putnam VT Small Cap Value Fund --
   Class IA 0.95%..................       30,357    15.722041          477,276
  Putnam VT Small Cap Value Fund --
   Class IA 1.10%..................        1,852    15.669916           29,027
  Putnam VT Small Cap Value Fund --
   Class IA 1.15%..................        1,638    15.693098           25,698
  Putnam VT Small Cap Value Fund --
   Class IA 1.40%..................    8,797,642    14.710597      129,418,569
  Putnam VT Small Cap Value Fund --
   Class IA 1.55%..................      112,323    14.651985        1,645,762
  Putnam VT Small Cap Value Fund --
   Class IA 1.60%..................       11,007    14.683511          161,621
  Putnam VT Small Cap Value Fund --
   Class IA 1.75%..................        6,422    14.625019           93,925
  Putnam VT Small Cap Value Fund --
   Class IB 1.50%..................      204,630    14.600997        2,987,808
  Putnam VT Small Cap Value Fund --
   Class IB 1.65%..................       26,597    14.551797          387,041
  Putnam VT Small Cap Value Fund --
   Class IB 1.65%..................       48,647    13.758099          669,285
  Putnam VT Small Cap Value Fund --
   Class IB 1.70%..................       13,279    13.185699          175,091
  Putnam VT Small Cap Value Fund --
   Class IB 1.80%..................       10,270    13.720593          140,912
  Putnam VT Small Cap Value Fund --
   Class IB 1.85%..................        3,083    13.161836           40,577
  Putnam VT Small Cap Value Fund --
   Class IB 1.85%..................        4,068    13.732770           55,870
  Putnam VT Small Cap Value Fund --
   Class IB 1.90%..................        4,912    13.161421           64,653
  Putnam VT Technology Fund --
   Class IA 0.95%..................       13,283     3.597658           47,787
  Putnam VT Technology Fund --
   Class IA 1.40%..................    2,274,792     3.574019        8,130,151
  Putnam VT Technology Fund --
   Class IA 1.55%..................       23,674     3.566183           84,425
  Putnam VT Technology Fund --
   Class IA 1.60%..................        7,466     3.567410           26,635
  Putnam VT Technology Fund --
   Class IA 1.75%..................       11,410     3.559580           40,614
  Putnam VT Technology Fund --
   Class IB 1.50%..................       32,057     3.560400          114,135
  Putnam VT Technology Fund --
   Class IB 1.65%..................       73,728     3.552579          261,923
  Putnam VT Technology Fund --
   Class IB 1.70%..................       15,463     4.169983           64,482
  Putnam VT Technology Fund --
   Class IB 1.80%..................        9,472     3.544791           33,577
  Putnam VT Technology Fund --
   Class IB 1.85%..................        3,679     4.162376           15,315
  Putnam VT Utilities Growth and
   Income Fund -- Class IA 0.95%...       42,878     8.845300          379,264
  Putnam VT Utilities Growth and
   Income Fund -- Class IA 1.10%...          844     8.815971            7,444
  Putnam VT Utilities Growth and
   Income Fund -- Class IA 1.15%...        1,008     8.829004            8,903
  Putnam VT Utilities Growth and
   Income Fund -- Class IA 1.40%...   15,071,997    19.918726      300,214,977
  Putnam VT Utilities Growth and
   Income Fund -- Class IA 1.55%...       89,964    19.839311        1,784,819
  Putnam VT Utilities Growth and
   Income Fund -- Class IA 1.60%...        9,134    19.882054          181,604
  Putnam VT Utilities Growth and
   Income Fund -- Class IA 1.75%...        5,986    19.802794          118,547
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 1.50%...      284,847     9.578647        2,728,445
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 1.65%...        2,099     9.546410           20,037
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 1.65%...       57,205     9.017834          515,864
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 1.70%...        9,136     7.948156           72,614
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 1.80%...       25,817     8.993263          232,182
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 1.85%...          269     9.001226            2,423
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 1.85%...          938     7.933760            7,438
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 1.90%...        5,956     7.933514           47,250
  Putnam VT Utilities Growth and
   Income Fund -- Class IB 2.05%...        4,958     7.919157           39,263
  Putnam VT Vista Fund -- Class IA
   0.95%...........................      106,280     8.715819          926,318
  Putnam VT Vista Fund -- Class IA
   1.10%...........................        2,126     8.686865           18,472
  Putnam VT Vista Fund -- Class IA
   1.15%...........................           85     8.699729              742
  Putnam VT Vista Fund -- Class IA
   1.30%...........................        1,490     8.670818           12,920
  Putnam VT Vista Fund -- Class IA
   1.40%...........................   17,371,160    13.422490      233,164,219

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Putnam VT Vista Fund -- Class IA
   1.55%...........................      181,092   $13.368919  $     2,421,009
  Putnam VT Vista Fund -- Class IA
   1.60%...........................       43,446    13.397696          582,082
  Putnam VT Vista Fund -- Class IA
   1.75%...........................        7,457    13.344226           99,502
  Putnam VT Vista Fund -- Class IB
   1.50%...........................      468,404     9.537783        4,467,537
  Putnam VT Vista Fund -- Class IB
   1.65%...........................       14,177     9.505590          134,758
  Putnam VT Vista Fund -- Class IB
   1.65%...........................      530,620     4.757982        2,524,679
  Putnam VT Vista Fund -- Class IB
   1.70%...........................       76,891     5.609764          431,342
  Putnam VT Vista Fund -- Class IB
   1.80%...........................       29,916     4.744975          141,949
  Putnam VT Vista Fund -- Class IB
   1.85%...........................       10,627     4.749199           50,470
  Putnam VT Vista Fund -- Class IB
   1.85%...........................       23,436     5.599586          131,233
  Putnam VT Vista Fund -- Class IB
   1.90%...........................        4,134     5.599414           23,146
  Putnam VT Vista Fund -- Class IB
   2.00%...........................        7,147     4.736203           33,851
  Putnam VT Vista Fund -- Class IB
   2.05%...........................       12,633     5.589229           70,607
  Putnam VT Voyager Fund -- Class
   IA 0.95%........................      386,463     8.878637        3,431,268
  Putnam VT Voyager Fund -- Class
   IA 1.10%........................       17,845     8.849170          157,913
  Putnam VT Voyager Fund -- Class
   IA 1.15%........................       27,236     8.862259          241,370
  Putnam VT Voyager Fund -- Class
   IA 1.30%........................        1,978     8.832848           17,472
  Putnam VT Voyager Fund -- Class
   IA 1.40%........................   44,335,142    54.655542    2,423,161,203
  Putnam VT Voyager Fund -- Class
   IA 1.55%........................      287,211    54.437446       15,635,035
  Putnam VT Voyager Fund -- Class
   IA 1.60%........................       23,606    54.554759        1,287,799
  Putnam VT Voyager Fund -- Class
   IA 1.75%........................        9,666    54.337059          525,235
  Putnam VT Voyager Fund -- Class
   IB 1.50%........................    1,942,419    10.509000       20,412,886
  Putnam VT Voyager Fund -- Class
   IB 1.65%........................       63,712    10.473565          667,295
  Putnam VT Voyager Fund -- Class
   IB 1.65%........................      854,848     5.575562        4,766,257
  Putnam VT Voyager Fund -- Class
   IB 1.70%........................      166,140     6.933933        1,152,003
  Putnam VT Voyager Fund -- Class
   IB 1.80%........................      140,539     5.560327          781,445
  Putnam VT Voyager Fund -- Class
   IB 1.85%........................        4,467     6.921357           30,916
  Putnam VT Voyager Fund -- Class
   IB 1.85%........................        6,570     5.565281           36,564
  Putnam VT Voyager Fund -- Class
   IB 1.90%........................       73,492     6.921144          508,646
  Putnam VT Voyager Fund -- Class
   IB 2.00%........................       15,056     5.550070           83,563
  Putnam VT Voyager Fund -- Class
   IB 2.05%........................       13,331     6.908596           92,096
  Putnam VT Voyager Fund II --
   Class IA 0.95%..................        6,533     5.406141           35,317
  Putnam VT Voyager Fund II --
   Class IA 1.40%..................      592,857     5.377758        3,188,240
  Putnam VT Voyager Fund II --
   Class IA 1.55%..................       12,458     5.368343           66,879
  Putnam VT Voyager Fund II --
   Class IA 1.60%..................       10,278     5.367822           55,171
  Putnam VT Voyager Fund II --
   Class IB 1.50%..................        5,580     5.360686           29,911
  Putnam VT Voyager Fund II --
   Class IB 1.65%..................          548     5.351286            2,935
  Putnam VT Voyager Fund II --
   Class IB 1.70%..................        7,326     5.348160           39,180
  Putnam VT Voyager Fund II --
   Class IB 1.85%..................        3,701     5.338779           19,759
  Putnam VT Voyager Fund II --
   Class IB 1.90%..................        3,503     5.338281           18,701
  Putnam VT Voyager Fund II --
   Class IB 2.00%..................          368     5.332040            1,962
                                                               ---------------
  SUBTOTAL.........................                             12,161,567,780
                                                               ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
    Putnam VT American Government
     Income Fund -- Class A
     1.40%.........................        6,421    11.649225           74,794
    Putnam VT Asia Pacific Growth
     Fund -- Class A 1.40%.........        7,607     7.231080           55,005
    Putnam VT Capital Appreciation
     Fund -- Class IA 1.40%........          486     8.089786            3,931
    Putnam VT Diversified Income
     Fund -- Class IA 1.40%........       42,770    12.662840          541,590
    George Putnam Fund of Boston --
     Class IA 1.40%................      105,875    10.825575        1,146,154
    Putnam VT Global Asset
     Allocation Fund -- Class IA
     1.40%.........................       33,948    28.275819          959,912
    Putnam VT Global Growth Fund --
     Class IA 1.40%................      155,168    19.527412        3,030,034
    Putnam VT Growth and Income
     Fund -- Class IB 1.25%........        2,403    10.220915           24,558
    Putnam VT Growth and Income
     Fund -- Class IA 1.40%........      283,733    45.027810       12,775,870
    Putnam VT Growth Opportunities
     Fund -- Class IA 1.40%........        5,443     5.169128           28,138
    Putnam VT Health Sciences Fund
     -- Class IB 1.25%.............          608    10.206658            6,203
    Putnam VT Health Sciences Fund
     -- Class IA 1.40%.............       16,027    11.188818          179,319
    Putnam VT High Yield Fund --
     Class IA 1.40%................       24,663    22.931945          565,572
    Putnam VT Income Fund -- Class
     IA 1.40%......................       25,572    23.235158          594,176
    Putnam VT International Growth
     and Income Fund -- Class IA
     1.40%.........................       44,788    12.412792          555,939
    Putnam VT International Growth
     Fund -- Class IA 1.40%........       60,576    14.832916          898,521

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
    Putnam VT International New
     Opportunities Fund -- Class IA
     1.40%.........................       23,083   $ 9.593412  $       221,440
    Putnam VT Investors Fund --
     Class IB 1.25%................        5,332     6.272776           33,444
    Putnam VT Investors Fund --
     Class IA 1.40%................      206,665     8.767459        1,811,929
    Putnam VT Money Market Fund --
     Class IA 1.40%................      429,505     1.705929          732,704
    Putnam VT New Opportunities
     Fund -- Class IA 1.40%........      117,162    20.841267        2,441,797
    Putnam VT New Value Fund --
     Class IA 1.40%................       48,918    14.827561          725,329
    Putnam VT OTC and Emerging
     Growth Fund -- Class IB
     1.25%.........................          739     2.353378            1,740
    Putnam VT OTC and Emerging
     Growth Fund -- Class IA
     1.40%.........................       14,381     5.777364           83,084
    Putnam VT Research Fund --
     Class IA 1.40%................       11,509    12.212660          140,560
    Putnam VT Small Cap Value Fund
     -- Class IA 1.40%.............        8,625    14.710597          126,875
    Putnam VT Utilities Growth and
     Income Fund -- Class IA
     1.40%.........................       33,615    19.918726          669,564
    Putnam VT Vista Fund -- Class
     IA 1.40%......................       40,484    13.422490          543,397
    Putnam VT Voyager Fund -- Class
     IA 1.40%......................      202,859    54.655542       11,087,394
                                                               ---------------
    SUBTOTAL.......................                                 40,058,973
                                                               ---------------
  GRAND TOTAL......................                            $12,201,626,753
                                                               ===============

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            AMERICAN
                           GOVERNMENT   ASIA PACIFIC    CAPITAL
                             INCOME        GROWTH     APPRECIATION
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............  $   --       $    --        $  --
                           ----------   ------------   ---------
EXPENSES:
  Mortality and expense
   undertakings..........    (529,293)      (580,988)    (42,855)
                           ----------   ------------   ---------
CAPITAL GAINS INCOME.....       6,434     12,781,251      --
                           ----------   ------------   ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (40,145)       678,142    (115,967)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,923,232    (24,301,311)   (303,141)
                           ----------   ------------   ---------
    Net gain (loss) on
     investments.........   1,883,087    (23,623,169)   (419,108)
                           ----------   ------------   ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,360,228   $(11,422,906)  $(461,963)
                           ==========   ============   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                          THE GEORGE   GLOBAL ASSET
                           DIVERSIFIED   PUTNAM FUND    ALLOCATION        GLOBAL        GROWTH AND          GROWTH
                              INCOME      OF BOSTON        FUND        GROWTH FUND     INCOME FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ------------  -------------  --------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $18,213,259   $ 5,142,130   $  4,385,225   $    --         $  67,441,791      $  --
                           -----------   -----------   ------------   -------------   -------------      ------------
EXPENSES:
  Mortality and expense
   undertakings..........   (3,029,553)   (2,541,455)    (4,563,497)     (9,901,254)    (49,548,512)         (477,805)
                           -----------   -----------   ------------   -------------   -------------      ------------
CAPITAL GAINS INCOME.....      --            --          41,331,181     212,441,707      47,100,492         --
                           -----------   -----------   ------------   -------------   -------------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (2,144,649)      (24,000)    (2,418,136)    (42,841,039)    (27,819,860)         (953,728)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (7,079,532)   (3,257,653)   (78,605,409)   (492,023,332)   (351,301,019)      (15,147,506)
                           -----------   -----------   ------------   -------------   -------------      ------------
    Net gain (loss) on
     investments.........   (9,224,181)   (3,281,653)   (81,023,545)   (534,864,371)   (379,120,879)      (16,101,234)
                           -----------   -----------   ------------   -------------   -------------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 5,959,525   $  (680,978)  $(39,870,636)  $(332,323,918)  $(314,127,108)     $(16,579,039)
                           ===========   ===========   ============   =============   =============      ============

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HEALTH
                             SCIENCES     HIGH YIELD     INCOME
                               FUND          FUND         FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $    100,242  $ 52,358,747  $22,324,634
                           ------------  ------------  -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (2,650,419)   (4,684,931)  (4,297,719)
                           ------------  ------------  -----------
CAPITAL GAINS INCOME.....       --            --           --
                           ------------  ------------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (6,822,832)   (2,038,989)    (134,713)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (48,601,194)  (35,681,737)   1,666,865
                           ------------  ------------  -----------
    Net gain (loss) on
     investments.........   (55,424,026)  (37,720,726)   1,532,152
                           ------------  ------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(57,974,203) $  9,953,090  $19,559,067
                           ============  ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           INTERNATIONAL  INTERNATIONAL    INTERNATIONAL                         MONEY            NEW
                              GROWTH       GROWTH AND    NEW OPPORTUNITIES     INVESTORS        MARKET       OPPORTUNITIES
                               FUND        INCOME FUND         FUND              FUND            FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  -----------------  ---------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............  $   1,153,121  $  2,254,174     $   --            $     316,607    $16,189,301    $    --
                           -------------  ------------     ------------      -------------    -----------    -------------
EXPENSES:
  Mortality and expense
   undertakings..........     (3,922,721)   (2,386,090)      (1,271,766)        (4,641,204)    (5,438,026)     (17,675,262)
                           -------------  ------------     ------------      -------------    -----------    -------------
CAPITAL GAINS INCOME.....     36,391,827    12,353,002         --                 --              --           275,684,913
                           -------------  ------------     ------------      -------------    -----------    -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,913,758)   (3,104,730)     (29,812,496)       (26,270,794)       --           (76,864,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (110,030,266)  (58,992,327)      (6,473,777)       (89,982,840)       --          (774,593,404)
                           -------------  ------------     ------------      -------------    -----------    -------------
    Net gain (loss) on
     investments.........   (112,944,024)  (62,097,057)     (36,286,273)      (116,253,634)       --          (851,458,081)
                           -------------  ------------     ------------      -------------    -----------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ (79,321,797) $(49,875,971)    $(37,558,039)     $(120,578,231)   $10,751,275    $(593,448,430)
                           =============  ============     ============      =============    ===========    =============

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               NEW      OTC & EMERGING
                           VALUE FUND    GROWTH FUND    RESEARCH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $ 2,080,441   $   --         $    495,148
                           -----------   ------------   ------------
EXPENSES:
  Mortality and expense
   undertakings..........   (2,899,984)      (908,482)    (1,614,517)
                           -----------   ------------   ------------
CAPITAL GAINS INCOME.....    5,603,716       --            6,287,617
                           -----------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (715,587)   (14,440,800)      (791,955)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,202,896)   (38,120,299)   (33,640,438)
                           -----------   ------------   ------------
    Net gain (loss) on
     investments.........   (1,918,483)   (52,561,099)   (34,432,393)
                           -----------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 2,865,690   $(53,469,581)  $(29,264,145)
                           ===========   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                           UTILITIES
                            SMALL CAP                      GROWTH AND                                      VOYAGER II
                           VALUE FUND   TECHNOLOGY FUND   INCOME FUND      VISTA FUND      VOYAGER FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  --------------  --------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............  $     4,562    $  --          $  12,080,101   $    --         $     3,422,667    $  --
                           -----------    -----------    -------------   -------------   ---------------    ---------
EXPENSES:
  Mortality and expense
   undertakings..........   (1,085,268)      (111,454)      (4,643,008)     (3,733,472)      (36,649,554)     (23,510)
                           -----------    -----------    -------------   -------------   ---------------    ---------
CAPITAL GAINS INCOME.....      305,658       --             20,443,329      36,816,062       706,336,056       --
                           -----------    -----------    -------------   -------------   ---------------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,400,895)      (548,939)      (3,117,200)    (13,354,601)      (83,593,445)    (103,554)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   12,849,626     (4,212,126)    (124,528,151)   (168,653,562)   (1,443,657,713)    (413,500)
                           -----------    -----------    -------------   -------------   ---------------    ---------
    Net gain (loss) on
     investments.........   11,448,731     (4,761,065)    (127,645,351)   (182,008,163)   (1,527,251,158)    (517,054)
                           -----------    -----------    -------------   -------------   ---------------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $10,673,683    $(4,872,519)   $ (99,764,929)  $(148,925,573)  $  (854,141,989)   $(540,564)
                           ===========    ===========    =============   =============   ===============    =========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            AMERICAN                    CAPITAL
                           GOVERNMENT   ASIA PACIFIC  APPRECIATION
                           INCOME FUND  GROWTH FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $ (529,293)  $   (580,988)  $  (42,855)
  Capital gains income...       6,434     12,781,251      --
  Net realized gain
   (loss) on security
   transactions..........     (40,145)       678,142     (115,967)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,923,232    (24,301,311)    (303,141)
                           -----------  ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   1,360,228    (11,422,906)    (461,963)
                           -----------  ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............   2,334,065        614,337      606,123
  Net transfers..........  63,988,012     (7,782,400)   5,799,950
  Surrenders for benefit
   payments and fees.....  (7,981,531)    (5,965,480)    (505,899)
  Net annuity
   transactions..........      72,666        (26,920)       4,053
                           -----------  ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........  58,413,212    (13,160,463)   5,904,227
                           -----------  ------------   ----------
  Net increase (decrease)
   in net assets.........  59,773,440    (24,583,369)   5,442,264
NET ASSETS:
  Beginning of period....  10,881,817     59,264,700      428,706
                           -----------  ------------   ----------
  End of period..........  $70,655,257  $ 34,681,331   $5,870,970
                           ===========  ============   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             AMERICAN                     CAPITAL
                            GOVERNMENT   ASIA PACIFIC  APPRECIATION
                           INCOME FUND   GROWTH FUND       FUND
                           SUB-ACCOUNT*  SUB-ACCOUNT   SUB-ACCOUNT**
                           ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   159,142   $  2,921,786   $     (398)
  Capital gains income...       80,914        --           --
  Net realized gain
   (loss) on security
   transactions..........        5,846      7,216,282       (6,249)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      338,397    (62,408,486)      (7,646)
                           -----------   ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      584,299    (52,270,418)     (14,293)
                           -----------   ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............      478,922      3,523,786       56,643
  Net transfers..........    9,926,496    (28,312,356)     386,876
  Surrenders for benefit
   payments and fees.....        2,079     (6,873,395)           1
  Net annuity
   transactions..........     (109,979)       (14,251)        (521)
                           -----------   ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,297,518    (31,676,216)     442,999
                           -----------   ------------   ----------
  Net increase (decrease)
   in net assets.........   10,881,817    (83,946,634)     428,706
NET ASSETS:
  Beginning of period....      --         143,211,334      --
                           -----------   ------------   ----------
  End of period..........  $10,881,817   $ 59,264,700   $  428,706
                           ===========   ============   ==========

  *  From inception January 31, 2000, to December 31, 2000.
 **  From inception, November 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                                                                                  GROWTH
                           DIVERSIFIED   THE GEORGE PUTNAM   GLOBAL ASSET        GLOBAL         GROWTH AND     OPPORTUNITIES
                           INCOME FUND    FUND OF BOSTON    ALLOCATION FUND    GROWTH FUND      INCOME FUND        FUND
                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  ---------------  ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 15,183,706    $  2,600,675      $   (178,272)   $   (9,901,254)  $   17,893,279   $   (477,805)
  Capital gains income...       --             --              41,331,181       212,441,707       47,100,492        --
  Net realized gain
   (loss) on security
   transactions..........    (2,144,649)        (24,000)       (2,418,136)      (42,841,039)     (27,819,860)      (953,728)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (7,079,532)     (3,257,653)      (78,605,409)     (492,023,332)    (351,301,019)   (15,147,506)
                           ------------    ------------      ------------    --------------   --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,959,525        (680,978)      (39,870,636)     (332,323,918)    (314,127,108)   (16,579,039)
                           ------------    ------------      ------------    --------------   --------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     3,249,929       7,531,686         3,693,842        10,454,857       57,976,291      3,162,035
  Net transfers..........       690,721      67,031,019       (24,952,760)      (87,653,547)      (1,559,172)     5,814,288
  Surrenders for benefit
   payments and fees.....   (26,838,968)        857,814       (38,157,576)      (75,427,790)    (365,035,686)    (3,142,205)
  Net annuity
   transactions..........        (9,513)    (16,518,977)          (44,367)         (457,561)        (627,700)         9,088
                           ------------    ------------      ------------    --------------   --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (22,907,831)     58,901,542       (59,460,861)     (153,084,041)    (309,246,267)     5,843,206
                           ------------    ------------      ------------    --------------   --------------   ------------
  Net increase (decrease)
   in net assets.........   (16,948,306)     58,220,564       (99,331,497)     (485,407,959)    (623,373,375)   (10,735,833)
NET ASSETS:
  Beginning of period....   245,036,036     174,533,281       427,613,050     1,123,881,980    4,289,976,661     44,922,718
                           ------------    ------------      ------------    --------------   --------------   ------------
  End of period..........  $228,087,730    $232,753,845      $328,281,553    $  638,474,021   $3,666,603,286   $ 34,186,885
                           ============    ============      ============    ==============   ==============   ============

                                                                                                                   GROWTH
                            DIVERSIFIED   THE GEORGE PUTNAM   GLOBAL ASSET        GLOBAL         GROWTH AND     OPPORTUNITIES
                            INCOME FUND    FUND OF BOSTON    ALLOCATION FUND    GROWTH FUND      INCOME FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT*
                           -------------  -----------------  ---------------  ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 18,151,794     $ (2,016,687)     $  2,611,113    $   (7,961,213)  $   27,565,334   $   (417,259)
  Capital gains income...       --              --              44,115,588       262,920,247      377,654,988        --
  Net realized gain
   (loss) on security
   transactions..........    (1,981,958)        (133,144)         (792,738)      (19,041,893)      (9,851,120)       (56,081)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (19,186,312)      15,368,254       (75,531,234)     (741,565,121)    (140,453,364)   (14,907,079)
                           ------------     ------------      ------------    --------------   --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,016,476)      13,218,423       (29,597,271)     (505,647,980)     254,915,838    (15,380,419)
                           ------------     ------------      ------------    --------------   --------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     7,713,495       10,725,010         9,222,441        47,828,723      127,464,069     10,801,099
  Net transfers..........   (19,627,122)       1,434,497       (21,903,982)       16,772,336     (343,514,496)    52,124,487
  Surrenders for benefit
   payments and fees.....   (21,350,455)      (9,760,855)      (38,768,316)     (109,619,962)    (365,157,178)    (2,666,748)
  Net annuity
   transactions..........      (159,522)         (66,857)          169,692         1,390,329          573,075         44,299
                           ------------     ------------      ------------    --------------   --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (33,423,604)       2,331,795       (51,280,165)      (43,628,574)    (580,634,530)    60,303,137
                           ------------     ------------      ------------    --------------   --------------   ------------
  Net increase (decrease)
   in net assets.........   (36,440,080)      15,550,218       (80,877,436)     (549,276,554)    (325,718,692)    44,922,718
NET ASSETS:
  Beginning of period....   281,476,116      158,983,063       508,490,486     1,673,158,534    4,615,695,353        --
                           ------------     ------------      ------------    --------------   --------------   ------------
  End of period..........  $245,036,036     $174,533,281      $427,613,050    $1,123,881,980   $4,289,976,661   $ 44,922,718
                           ============     ============      ============    ==============   ==============   ============

  *  From inception January 31, 2000, to December 31, 2000.
 **  From inception, November 1, 2000, to December 31, 2000.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HEALTH SCIENCES    HIGH YIELD
                                FUND             FUND        INCOME FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (2,550,177)   $  47,673,816   $ 18,026,915
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........     (6,822,832)      (2,038,989)      (134,713)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (48,601,194)     (35,681,737)     1,666,865
                            ------------    -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (57,974,203)       9,953,090     19,559,067
                            ------------    -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      6,816,253        5,132,661      8,491,329
  Net transfers..........    (24,755,588)         713,715     65,918,970
  Surrenders for benefit
   payments and fees.....    (16,521,523)     (44,647,161)   (40,320,590)
  Net annuity
   transactions..........         80,902          (91,091)      (110,190)
                            ------------    -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (34,379,956)     (38,891,876)    33,979,519
                            ------------    -------------   ------------
  Net increase (decrease)
   in net assets.........    (92,354,159)     (28,938,786)    53,538,586
NET ASSETS:
  Beginning of period....    288,531,564      379,966,660    310,917,260
                            ------------    -------------   ------------
  End of period..........   $196,177,405    $ 351,027,874   $364,455,846
                            ============    =============   ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           HEALTH SCIENCES    HIGH YIELD
                                FUND             FUND        INCOME FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (2,636,800)   $  48,418,197   $ 17,820,737
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........       (575,393)     (11,642,537)    (4,167,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     61,136,381      (78,251,709)     6,260,590
                            ------------    -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     57,924,188      (41,476,049)    19,913,338
                            ------------    -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     17,116,355       10,884,282      9,943,778
  Net transfers..........     91,881,610      (55,795,423)   (36,136,126)
  Surrenders for benefit
   payments and fees.....    (11,255,476)     (44,177,161)   (35,233,267)
  Net annuity
   transactions..........        113,440          113,357        (69,429)
                            ------------    -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     97,855,929      (88,974,945)   (61,495,044)
                            ------------    -------------   ------------
  Net increase (decrease)
   in net assets.........    155,780,117     (130,450,994)   (41,581,706)
NET ASSETS:
  Beginning of period....    132,751,447      510,417,654    352,498,966
                            ------------    -------------   ------------
  End of period..........   $288,531,564    $ 379,966,660   $310,917,260
                            ============    =============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                           INTERNATIONAL    INTERNATIONAL                                        NEW
                           INTERNATIONAL    GROWTH AND    NEW OPPORTUNITIES                      MONEY      OPPORTUNITIES
                            GROWTH FUND     INCOME FUND         FUND         INVESTORS FUND   MARKET FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -----------------  --------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  (2,769,600)  $   (131,916)    $  (1,271,766)   $  (4,324,597)  $  10,751,275  $  (17,675,262)
  Capital gains income...     36,391,827     12,353,002         --                --              --           275,684,913
  Net realized gain
   (loss) on security
   transactions..........     (2,913,758)    (3,104,730)      (29,812,496)     (26,270,794)       --           (76,864,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (110,030,266)   (58,992,327)       (6,473,777)     (89,982,840)       --          (774,593,404)
                           -------------   ------------     -------------    -------------   -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (79,321,797)   (49,875,971)      (37,558,039)    (120,578,231)     10,751,275    (593,448,430)
                           -------------   ------------     -------------    -------------   -------------  --------------
UNIT TRANSACTIONS:
  Purchases..............      6,179,838      3,177,089         1,719,154        9,704,495      35,263,682      21,004,028
  Net transfers..........     (5,238,894)   (10,658,429)      (18,087,918)     (24,118,996)    278,336,086    (138,762,458)
  Surrenders for benefit
   payments and fees.....    (25,267,802)   (13,795,190)      (11,148,057)     (29,822,763)   (239,349,980)   (112,016,224)
  Net annuity
   transactions..........        235,804       (149,005)          (49,597)        (465,752)        161,490        (317,433)
                           -------------   ------------     -------------    -------------   -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (24,091,054)   (21,425,535)      (27,566,418)     (44,703,016)     74,411,278    (230,092,087)
                           -------------   ------------     -------------    -------------   -------------  --------------
  Net increase (decrease)
   in net assets.........   (103,412,851)   (71,301,506)      (65,124,457)    (165,281,247)     85,162,553    (823,540,517)
NET ASSETS:
  Beginning of period....    376,705,284    235,624,327       142,310,438      480,308,698     355,769,577   1,965,689,363
                           -------------   ------------     -------------    -------------   -------------  --------------
  End of period..........  $ 273,292,433   $164,322,821     $  77,185,981    $ 315,027,451   $ 440,932,130  $1,142,148,846
                           =============   ============     =============    =============   =============  ==============

                                           INTERNATIONAL    INTERNATIONAL                                        NEW
                           INTERNATIONAL    GROWTH AND    NEW OPPORTUNITIES                      MONEY      OPPORTUNITIES
                            GROWTH FUND     INCOME FUND         FUND         INVESTORS FUND   MARKET FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -----------------  --------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   2,485,152   $  7,538,735     $  (2,434,360)   $  (6,552,368)  $  15,815,099  $  (33,813,942)
  Capital gains income...     31,879,047     23,033,625        10,750,926         --              --           215,798,067
  Net realized gain
   (loss) on security
   transactions..........      2,299,970      1,182,795         1,280,290         (199,698)       --           (13,926,728)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (77,605,491)   (30,237,508)     (100,508,451)    (105,021,148)       --          (908,634,005)
                           -------------   ------------     -------------    -------------   -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (40,941,322)     1,517,647       (90,911,595)    (111,773,214)     15,815,099    (740,576,608)
                           -------------   ------------     -------------    -------------   -------------  --------------
UNIT TRANSACTIONS:
  Purchases..............     31,580,107      8,588,919        20,859,234       53,547,671      68,697,925     103,500,208
  Net transfers..........     53,594,608      5,959,509       34 ,499,019       94,114,073     (55,695,469)    147,337,284
  Surrenders for benefit
   payments and fees.....    (18,065,208)   (13,301,331)      (12,924,308)     (30,155,314)   (117,570,066)   (160,329,283)
  Net annuity
   transactions..........        245,907        276,710           433,240          965,396          98,360         430,674
                           -------------   ------------     -------------    -------------   -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     67,355,414      1,523,807        42,867,185      118,471,826    (104,469,250)     90,938,883
                           -------------   ------------     -------------    -------------   -------------  --------------
  Net increase (decrease)
   in net assets.........     26,414,092      3,041,454       (48,044,410)       6,698,612     (88,654,151)   (649,637,725)
NET ASSETS:
  Beginning of period....    350,291,192    232,582,873       190,354,848      473,610,085     444,423,728   2,615,327,088
                           -------------   ------------     -------------    -------------   -------------  --------------
  End of period..........  $ 376,705,284   $235,624,327     $ 142,310,438    $ 480,308,697   $ 355,769,577  $1,965,689,363
                           =============   ============     =============    =============   =============  ==============

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               NEW       OTC & EMERGING    RESEARCH
                            VALUE FUND    GROWTH FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (819,543) $    (908,482)  $ (1,119,369)
  Capital gains income...     5,603,716       --            6,287,617
  Net realized gain
   (loss) on security
   transactions..........      (715,587)   (14,440,800)      (791,955)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,202,896)   (38,120,299)   (33,640,438)
                           ------------  -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,865,690    (53,469,581)   (29,264,145)
                           ------------  -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     7,106,361      3,503,088      5,303,548
  Net transfers..........   101,117,247     (2,764,806)    23,018,468
  Surrenders for benefit
   payments and fees.....   (19,350,315)    (7,485,060)    (9,425,524)
  Net annuity
   transactions..........       (29,046)         5,712        (43,145)
                           ------------  -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    88,844,247     (6,741,066)    18,853,347
                           ------------  -------------   ------------
  Net increase (decrease)
   in net assets.........    91,709,937    (60,210,647)   (10,410,798)
NET ASSETS:
Beginning of period......   179,227,916    116,031,759    135,450,611
                           ------------  -------------   ------------
End of period............  $270,937,853  $  55,821,112   $125,039,813
                           ============  =============   ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                               NEW       OTC & EMERGING    RESEARCH
                            VALUE FUND    GROWTH FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------
OPERATIONS:
  Net investment gain
   income (loss).........  $    274,439  $  (2,234,875)  $ (1,442,732)
  Capital gains income...     7,563,196      2,064,956        701,193
  Net realized gain
   (loss) on security
   transactions..........      (824,490)    (8,250,647)       (15,809)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    22,064,098   (127,751,197)    (4,245,719)
                           ------------  -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    29,077,243   (136,171,763)    (5,003,067)
                           ------------  -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     5,372,432     32,601,577     13,682,201
  Net transfers..........     5,676,625    114,527,063     49,445,510
  Surrenders for benefit
   payments and fees.....   (10,616,134)   (12,837,596)    (5,626,486)
  Net annuity
   transactions..........       212,237        297,232        119,924
                           ------------  -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       645,160    134,588,276     57,621,149
                           ------------  -------------   ------------
  Net increase (decrease)
   in net assets.........    29,722,403     (1,583,487)    52,618,082
NET ASSETS:
  Beginning of period....   149,505,513    117,615,246     82,832,529
                           ------------  -------------   ------------
  End of period..........  $179,227,916  $ 116,031,759   $135,450,611
                           ============  =============   ============

 **  From inception, November 1, 2000, to December 31, 2000.
***  From inception July 17, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                            UTILITIES
                            SMALL CAP                       GROWTH AND
                            VALUE FUND   TECHNOLOGY FUND   INCOME FUND      VISTA FUND      VOYAGER FUND    VOYAGER II FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ---------------  --------------  --------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $ (1,080,706)   $  (111,454)   $   7,437,093   $  (3,733,472)  $   (33,226,887)    $  (23,510)
  Capital gains income...       305,658       --             20,443,329      36,816,062       706,336,056        --
  Net realized gain
   (loss) on security
   transactions..........    (1,400,895)      (548,939)      (3,117,200)    (13,354,601)      (83,593,445)      (103,554)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    12,849,626     (4,212,126)    (124,528,151)   (168,653,562)   (1,443,657,713)      (413,500)
                           ------------    -----------    -------------   -------------   ---------------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,673,683     (4,872,519)     (99,764,929)   (148,925,573)     (854,141,989)      (540,564)
                           ------------    -----------    -------------   -------------   ---------------     ----------
UNIT TRANSACTIONS:
  Purchases..............     4,816,734        699,302        6,724,584       9,027,950        46,601,829        432,931
  Net transfers..........    93,109,746      3,528,089       (5,798,028)    (25,369,930)     (215,266,402)     2,833,448
  Surrenders for benefit
   payments and fees.....    (8,470,212)      (474,360)     (40,614,698)    (22,501,501)     (257,736,625)      (146,560)
  Net annuity
   transactions..........       110,939       --               (137,890)       (178,813)         (541,073)       --
                           ------------    -----------    -------------   -------------   ---------------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    89,567,207      3,753,031      (39,826,032)    (39,022,294)     (426,942,271)     3,119,819
                           ------------    -----------    -------------   -------------   ---------------     ----------
  Net increase (decrease)
   in net assets.........   100,240,890     (1,119,488)    (139,590,961)   (187,947,867)   (1,281,084,260)     2,579,255
NET ASSETS:
Beginning of period......    36,259,100      9,938,532      446,621,599     433,726,101     3,765,160,622        878,800
                           ------------    -----------    -------------   -------------   ---------------     ----------
End of period............  $136,499,990    $ 8,819,044    $ 307,030,638   $ 245,778,234   $ 2,484,076,362     $3,458,055
                           ============    ===========    =============   =============   ===============     ==========

                                                            UTILITIES
                            SMALL CAP                       GROWTH AND
                            VALUE FUND   TECHNOLOGY FUND   INCOME FUND      VISTA FUND      VOYAGER FUND    VOYAGER II FUND
                           SUB-ACCOUNT   SUB-ACCOUNT***    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT**
                           ------------  ---------------  --------------  --------------  ----------------  ---------------
OPERATIONS:
  Net investment gain
   income (loss).........  $   (149,667)   $   (46,776)   $   8,263,103   $  (5,432,058)  $   (55,609,957)    $     (761)
  Capital gains income...       --            --             23,837,673       4,368,783       596,845,017        --
  Net realized gain
   (loss) on security
   transactions..........        (2,399)      (118,647)         799,105        (860,543)      (28,174,477)       (12,770)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,096,288     (4,668,999)      30,303,289     (41,434,470)   (1,321,025,234)       (61,727)
                           ------------    -----------    -------------   -------------   ---------------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,944,222     (4,834,422)      63,203,170     (43,358,288)     (807,964,651)       (75,258)
                           ------------    -----------    -------------   -------------   ---------------     ----------
UNIT TRANSACTIONS:
  Purchases..............     3,408,945      3,256,858       11,472,780      36,482,981       179,737,031        131,062
  Net transfers..........    21,758,888     11,726,706      (17,771,876)    145,945,839       101,235,168        824,410
  Surrenders for benefit
   payments and fees.....    (1,169,738)      (210,610)     (42,475,354)    (25,053,261)     (323,177,705)        (1,414)
  Net annuity
   transactions..........         2,106       --                378,922         669,565         3,074,199        --
                           ------------    -----------    -------------   -------------   ---------------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    24,000,201     14,772,954      (48,395,528)    158,045,124       (39,131,307)       954,058
                           ------------    -----------    -------------   -------------   ---------------     ----------
  Net increase (decrease)
   in net assets.........    28,944,423      9,938,532       14,807,642     114,686,836      (847,095,958)       878,800
NET ASSETS:
  Beginning of period....     7,314,677       --            431,813,957     319,039,265     4,612,256,580        --
                           ------------    -----------    -------------   -------------   ---------------     ----------
  End of period..........  $ 36,259,100    $ 9,938,532    $ 446,621,599   $ 433,726,101   $ 3,765,160,622     $  878,800
                           ============    ===========    =============   =============   ===============     ==========

 **  From inception, November 1, 2000, to December 31, 2000.
***  From inception July 17, 2000, to December 31, 2000.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Ten (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA and class IB shares.

      Class IA shares are offered at net asset value and are not subject to a distribution fee. 40% of Class IA shares are for Company employees only.

      Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contractowner's accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the policies, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum annual rate of 4% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-32 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense and investment income ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
Putnam Capital Manager
 Trust Separate Account
 Ten
Hartford Life and Annuity
 Insurance Company
  Putnam VT American
   Government Income Fund
    2001 Lowest contract
     charges.............         4,210  11.750027           49,464    0.92%    --            5.72%
        Highest contract
         charges.........           701  10.833525            7,593    1.70%    --            4.61%
        Remaining
         contract
         charges.........     6,064,982     --           70,598,200    --       --           --
  Putnam VT Asia Pacific
   Growth Fund
    2001 Lowest contract
     charges.............         2,747   5.685760           15,622    0.94%    --          (24.48)%
        Highest contract
         charges.........         3,526   4.433993           15,634    1.48%    --          (26.48)%
        Remaining
         contract
         charges.........     4,790,404     --           34,650,075    --       --           --
  Putnam VT Capital
   Appreciation Fund
    2001 Lowest contract
     charges.............         3,806   8.132348           30,950    0.92%    --          (14.50)%
        Highest contract
         charges.........        11,714   8.012084           93,850    1.85%    --          (16.26)%
        Remaining
         contract
         charges.........       710,554     --            5,746,171    --       --           --
  Putnam VT Diversified
   Income Fund
    2001 Lowest contract
     charges.............        25,455  10.448504          265,971    0.94%     7.43%        2.84%
        Highest contract
         charges.........         5,512   9.930337           54,735    1.77%     7.01%        1.67%
        Remaining
         contract
         charges.........    18,090,598     --          227,767,024    --       --           --
  The George Putnam Fund
   of Boston
    2001 Lowest contract
     charges.............       160,285  11.056519        1,772,198    0.93%     2.37%       (0.22)%
        Highest contract
         charges.........         4,449  10.445143           46,467    1.83%    --           (1.69)%
        Remaining
         contract
         charges.........    21,323,968     --          230,935,180    --       --           --
  Putnam VT Global Asset
   Allocation Fund
    2001 Lowest contract
     charges.............        23,151   9.449394          218,763    0.93%     1.01%       (9.22)%
        Highest contract
         charges.........         2,530   8.973078           22,704    1.70%    --          (10.48)%
        Remaining
         contract
         charges.........    11,786,203     --          328,040,086    --       --           --
  Putnam VT Global Growth
   Fund
    2001 Lowest contract
     charges.............       126,203   7.009104          884,569    0.94%    --          (30.33)%
        Highest contract
         charges.........         9,665   4.503720           43,530    1.79%    --          (31.24)%
        Remaining
         contract
         charges.........    33,130,318     --          637,545,922    --       --           --
  Putnam VT Growth and
   Income Fund
    2001 Lowest contract
     charges.............       715,521  10.262749        7,343,211    0.94%     1.53%       (7.05)%
        Highest contract
         charges.........        17,535   9.774478          171,396    1.84%     0.03%       (9.06)%
        Remaining
         contract
         charges.........    83,956,337     --        3,659,088,679    --       --           --
  Putnam VT Growth
   Opportunities Fund
    2001 Lowest contract
     charges.............        80,443   5.214007          419,429    0.94%    --          (32.57)%
        Highest contract
         charges.........        11,023   5.295501           58,371    1.85%    --          (36.47)%
        Remaining
         contract
         charges.........     6,534,437     --           33,709,086    --       --           --
  Putnam VT Health
   Sciences Fund
    2001 Lowest contract
     charges.............        88,210  11.890715        1,048,879    0.94%     0.04%      (20.29)%
        Highest contract
         charges.........         3,606   8.829731           31,839    1.78%    --          (13.57)%
        Remaining
         contract
         charges.........    17,486,672     --          195,096,688    --       --           --
  Putnam VT High Yield
   Fund
    2001 Lowest contract
     charges.............        68,439   9.660352          661,145    0.93%    10.46%        2.89%
        Highest contract
         charges.........         1,059   9.682206           10,250    1.69%    --           (3.12)%
        Remaining
         contract
         charges.........    15,799,456     --          350,356,479    --       --           --
  Putnam VT Income Fund
    2001 Lowest contract
     charges.............        44,876  11.473003          514,865    0.94%     7.16%        6.51%
        Highest contract
         charges.........         1,032  10.781937           11,127    1.72%    --            4.30%
        Remaining
         contract
         charges.........    16,022,925     --          363,929,854    --       --           --
  Putnam VT International
   Growth Fund
    2001 Lowest contract
     charges.............        89,640   9.339743          837,218    0.94%     0.41%      (21.17)%
        Highest contract
         charges.........           295   8.021159            2,368    1.67%    --          (19.97)%
        Remaining
         contract
         charges.........    18,816,710     --          272,452,847    --       --           --

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Putnam VT International
   Growth and Income Fund
    2001 Lowest contract
     charges.............       140,396   8.443423        1,185,419    0.94%     1.19%      (21.42)%
        Highest contract
         charges.........         7,786   8.401970           65,418    1.85%     0.04%      (19.81)%
        Remaining
         contract
         charges.........    13,210,240     --          163,071,984    --       --           --
  Putnam VT International
   New Opportunities Fund
    2001 Lowest contract
     charges.............        42,322   6.529738          276,349    0.94%    --          (29.20)%
        Highest contract
         charges.........         9,278   6.236206           57,859    1.85%    --          (27.74)%
        Remaining
         contract
         charges.........     8,114,031     --           76,851,773    --       --           --
  Putnam VT Investors
   Fund
    2001 Lowest contract
     charges.............       310,700   7.491233        2,327,529    0.94%     0.08%      (25.32)%
        Highest contract
         charges.........         5,614   6.568484           36,877    1.85%    --          (26.07)%
        Remaining
         contract
         charges.........    36,020,046     --          312,663,045    --       --           --
  Putnam VT Money Market
   Fund
    2001 Lowest contract
     charges.............       120,933   1.092134          132,075    0.93%     3.58%        3.02%
        Highest contract
         charges.........       130,288   1.025754          133,643    1.87%     2.89%        1.37%
        Remaining
         contract
         charges.........   263,897,128     --          440,666,412    --       --           --
  Putnam VT New
   Opportunities Fund
    2001 Lowest contract
     charges.............       180,579   7.410076        1,338,105    0.94%    --          (30.65)%
        Highest contract
         charges.........        14,175   5.316623           75,364    1.85%    --          (38.01)%
        Remaining
         contract
         charges.........    56,076,429     --        1,140,735,377    --       --           --
  Putnam VT New Value
   Fund
    2001 Lowest contract
     charges.............        70,484  12.917949          910,503    0.93%     0.92%        2.63%
        Highest contract
         charges.........         9,001  11.299394          101,708    1.85%     0.03%        0.64%
        Remaining
         contract
         charges.........    18,262,042     --          269,925,642    --       --           --
  Putnam VT OTC &
   Emerging Growth Fund
    2001 Lowest contract
     charges.............        65,346   4.276194          279,433    0.94%    --          (46.09)%
        Highest contract
         charges.........         2,315   3.702069            8,570    1.78%    --          (46.70)%
        Remaining
         contract
         charges.........     9,780,847     --           55,533,109    --       --           --
  Putnam VT Research Fund
    2001 Lowest contract
     charges.............        73,129   9.279114          678,573    0.94%     0.36%      (19.39)%
        Highest contract
         charges.........           551   7.939014            4,378    1.75%    --          (23.51)%
        Remaining
         contract
         charges.........    10,287,268     --          124,356,863    --       --           --
  Putnam VT Small Cap
   Value Fund
    2001 Lowest contract
     charges.............        30,357  15.722041          477,276    0.93%     0.01%       17.30%
        Highest contract
         charges.........         4,912  13.161421           64,653    1.71%    --           11.72%
        Remaining
         contract
         charges.........     9,250,085     --          135,958,061    --       --           --
  Putnam VT Technology
   Fund
    2001 Lowest contract
     charges.............        13,283   3.597658           47,787    0.94%    --          (39.69)%
        Highest contract
         charges.........         3,680   4.162376           15,315    1.80%    --          (40.29)%
        Remaining
         contract
         charges.........     2,448,062     --            8,755,941    --       --           --
  Putnam VT Utilities
   Growth and Income Fund
    2001 Lowest contract
     charges.............        42,878   8.845300          379,264    0.94%     2.90%      (22.88)%
        Highest contract
         charges.........         4,958   7.919157           39,263    1.83%    --          (20.84)%
        Remaining
         contract
         charges.........    15,598,815     --          306,612,110    --       --           --
  Putnam VT Vista Fund
    2001 Lowest contract
     charges.............       106,280   8.715819          926,318    0.94%    --          (34.03)%
        Highest contract
         charges.........        12,633   5.589229           70,608    1.85%    --          (37.19)%
        Remaining
         contract
         charges.........    18,812,693     --          244,781,308    --       --           --
  Putnam VT Voyager Fund
    2001 Lowest contract
     charges.............       386,463   8.878637        3,431,268    0.94%     0.11%      (22.98)%
        Highest contract
         charges.........        13,331   6.908596           92,097    1.84%    --          (24.97)%
        Remaining
         contract
         charges.........    48,172,786     --        2,480,552,997    --       --           --

_____________________________________ SA-34 ____________________________________

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Putnam VT Voyager II
   Fund
    2001 Lowest contract
     charges.............         6,533   5.406141           35,317    0.88%    --          (31.30)%
        Highest contract
         charges.........           368   5.332040            1,963    1.83%    --          (36.39)%
        Remaining
         contract
         charges.........       636,251     --            3,420,775    --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-35 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.